UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22915

JPMorgan Trust III

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 through April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Alternative Funds

April 30, 2018 (Unaudited)

JPMorgan Multi-Manager Alternatives Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectuses for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’s LETTER

June 8, 2018 (Unaudited)

Dear Shareholder,

While the global economy largely continued its steady-growth trajectory throughout the six months ended April 30, 2018, investor concerns about rising interest rates and geo-political events fueled the return of volatility to financial markets and ended a 15-month string of rising equity prices in the U.S.

“This world’s leading central banks have moved incrementally away from accommodative monetary policies this year and we expect investor focus on those institutions will intensify.”— George C.W. Gatch

Favorable central bank policies, corporate earnings growth and consumer confidence remained supportive of global growth throughout the reporting period, though economic data in the European Union (the “EU”) softened somewhat in early 2018. Global petroleum prices generally rose during the reporting period as record output from U.S. shale operations was outweighed by expectations of rising global demand and extended output cuts from the Organization of Petroleum Exporting Nations.

The U.S. Federal Reserve (the “Fed”) raised interest rates in December 2017 and again in March 2018 in response to a tightening labor market and early signs of price inflation. The unemployment rate dropped to 3.9% in April – a level not seen in 18 years – after sitting at 4.1% from October 2017 to March 2018. Gross domestic product (GDP) in the U.S. rose by 2.9% in the fourth quarter of 2017 and an estimated 2.2% in the first quarter of 2018.

Meanwhile, U.S. tax cut legislation enacted in December 2017, appeared to provide support for both equity prices and corporate earnings, which reached record highs in the first quarter of 2017. Of the 279 companies reporting U.S. first quarter earnings by the end of the reporting period, 78% had surpassed analysts’ aggregate estimates.

In early February, a spike in 10-year U.S. Treasury bond yields triggered a rapid sell-off in U.S. financial markets that spread to global markets. Yields on 10-year Treasury bonds are generally considered a bellwether for broader market trends, and the increase in yields was a technical signal that raised investor concerns about inflation and rising U.S. interest rates.

While financial markets rebounded somewhat, the sell-off led to a record spike in market volatility just three months after the CBOE Volatility Index, which looks at Standard & Poor’s 500 Index futures to gauge near-term volatility, had dropped to the lowest level since it was created.

Throughout the latter half of the reporting period, U.S. financial markets were also buffeted by the potential for a U.S.-China trade war after President Trump threatened to raise import tariffs. However, background political uncertainty in Washington, D.C. appeared to have little direct impact on domestic financial markets.

Meanwhile, the European Central Bank (ECB) in January reduced its monthly asset purchases by half, though it declined to raise benchmark interest rates during the reporting period. In November, the Bank of England raised interest rates for the first time in a decade as the domestic economy continued to expand and uncertainty over Britain’s planned exit from the EU receded somewhat. In Germany, Chancellor Angela Merkel successfully formed a governing coalition in late February, removing further uncertainty among investors. Across the 19-nation Eurozone, unemployment fell to 8.5% and GDP grew 2.5% in the first quarter of 2018.

In China, government efforts to curb financial speculation appeared to hold down financial market volatility even as the nation’s economy continued to grow. Estimated GDP growth for China was 6.8% in the first quarter of 2018 and 6.9% for the final quarter of 2017. Emerging market nations largely continued to benefit from robust growth in China, rising commodity prices and global demand for goods. However, rising borrowing costs have put pressure on emerging markets in select nations that depend most on external financing, particularly Argentina, Turkey and Brazil.

Against a generally positive environment for global economic growth, a few distinct concerns have emerged in 2018. U.S. threats of protectionist trade policies and changes in U.S. foreign policy, particularly toward Iran, have led to political strains with long-time U.S. allies and trading partners. Rising interest rates globally have put pressure on the currencies of several emerging market nations. The world’s leading central banks have moved incrementally away from accommodative monetary policies this year and we expect investor focus on those institutions will intensify.

We believe investors who maintain a long-term outlook and a properly diversified portfolio should continue to benefit from the global economic expansion in 2018. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	1

JPMorgan Multi-Manager Alternatives Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.31%
ICE BofAML 3-Month US Treasury Bill Index (formerly BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.68%
Standard & Poor’s 500 Index	3.82%

Net Assets as of 4/30/2018	$123,499,977

INVESTMENT OBJECTIVE**

The JPMorgan Multi-Manager Alternatives Fund (the “Fund”) seeks long-term capital appreciation.

INVESTMENT STRATEGY

The Fund invests in a diversified portfolio of alternative strategies by allocating across multiple sub-advisers who use a variety of alternative investment techniques. The Fund employs rigorous due diligence and risk management processes for asset allocation and evaluating, selecting and monitoring sub-advisers. The Fund’s managers look for sub-advisers with characteristics such as a well-defined and articulated investment process, specialized expertise, flexibility to adapt to changing market environments and a strong focus on risk management.

HOW DID THE MARKETS PERFORM?

Global financial markets generally provided positive returns for the reporting period, but gains were tempered by increased market volatility, rising bond yields in the U.S. and moderating economic growth in the early part of 2018. While economists had generally forecast continued growth in the global economy, concerns over inflationary pressure, signs of slowing growth in Europe and a potential trade war between the U.S. and China, led to investor uncertainty in the latter half of the reporting period.

Notably, global petroleum prices rose significantly during the reporting period. Global economic growth drove increased demand for oil, while on the supply side, the Organization of Petroleum Exporting Countries and Russia agreed in December 2017 to extend production curbs through 2018. Severe reductions in output from Venezuela and threatened U.S. sanctions against Iran also provided support for global energy prices.

Throughout the final months of 2017 and into January 2018, U.S. equity prices reached new highs and financial market volatility remained at historically low levels. Then in early February 2018, the Standard & Poor’s 500 Index (the “S&P 500”) fell more than 10% intraday and the CBOE Volatility Index, which measures options on the S&P 500 to gauge near-term market volatility, spiked a record 115.6%. The sell-off came after fifteen consecutive months of stock market gains and was largely triggered by a spike in yields on 10-year U.S. Treasury bonds, which signaled to investors that rising borrowing costs and accelerating inflation could lead to weakness in asset prices. Overall, bond prices in the U.S. declined amid investor expectations for rising interest rates.

The HFRX Global Hedge Fund Index, designed to broadly represent the overall hedge fund universe, returned -0.13% for the six months ended April 30, 2018.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed both the ICE BofAML 3-Month US Treasury Bill Index (the “Index”), which is limited to U.S. Treasury securities, and the S&P 500, which is limited to U.S. equity securities. References to the Index and to other indexes mentioned herein are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Benchmark and does not imply low risk or low volatility, but rather is disclosed, along with other indexes, to allow for comparison of the Fund’s performance to that of well-known and widely recognized indexes.For the reporting period, the Fund’s portfolio was managed by ten sub-advisers and was diversified by strategy, style, geography, markets and asset classes.

The Fund’s Merger Arbitrage/Event Driven Strategy was the leading contributor to absolute performance. The strategy typically takes long or short positions in the securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations. Leading contributors within the strategy included the Fund’s positions in the consumer discretionary, utilities and telecommunication services sectors.

The Fund’s Long/Short Equity Strategy also provided a positive contribution to absolute performance. The strategy typically makes long and short investments in equity securities that the particular sub-advisers believe to be overvalued or undervalued, with a focus on security selection as the primary driver of returns. The Fund’s investments in the information technology, financials and industrials sectors were the largest contributors to performance.

The Fund’s Credit Strategy also contributed positively to absolute performance. The strategy typically takes long and short positions in corporate bonds, loans, credit derivatives, convertible bonds, asset-backed securities, equity and equity

2	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

derivatives. Leading contributors within the strategy included asset-backed securities, mortgage securities and health care.

The Fund’s Macro/Opportunistic Strategy also contributed positively to absolute performance. The strategy typically invests in a wide variety of financial instruments across countries, markets, sectors, companies and asset classes, driven largely by the particular sub-advisers’ macroeconomic views. Leading contributors within the strategy included the Fund’s investments in the energy and environmental sectors.

The Fund’s Relative Value Strategy detracted from absolute performance during the reporting period. The strategy typically involves simultaneously buying and selling of related securities based on price movements among those securities. Leading detractors within the strategy included positions in the information technology sector, currency trading and fixed income trading.

The Fund’s portfolio hedge, which intermittently uses put options on S&P 500 Index futures, also detracted from absolute performance during the reporting period.

Sub-Adviser Strategies — Return and Contribution October 31, 2017 To April 30, 2018
Strategy	Portfolio Returns	Portfolio Contribution[1]
Merger Arbitrage/Event Driven	2.83%	0.68%
Long/Short Equity	2.13	0.62
Macro/Opportunistic	0.51	0.01
Relative Value	(0.92)	(0.18)
Credit	2.19	0.38

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s managers increased their allocation to the Merger Arbitrage/Event Driven Strategy and the Credit Strategy. The manager decreased their allocation to the Long/Equity Strategy and the Relative Value Strategy.

PORTFOLIO ALLOCATION
Strategy	% of Portfolio Allocation****
Relative Value (1)	11.7%
Macro/Opportunistic (2)	7.4
Long/Short Equity (3)	36.7
Merger Arbitrage/Event Driven (4)	20.6
Credit (5)	22.5
Cash	1.1

[1]	Portfolio contribution measures each sub-strategy’s percentage contribution to the Fund’s total return.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	The Fund’s Portfolio Hedge strategy was adopted in November 2016.
****	Percentages indicated are based on total net assets as of April 30, 2018. The Fund’s portfolio composition is subject to change.
(1)	Relative Value strategies seek to capture pricing inefficiencies/differentials between related securities while, to varying degrees depending on the Sub-Adviser, trying to minimize the impact of general market movements. Relative value strategies generally rely on arbitrage, which involves the simultaneous purchase and sale of related securities (i.e., securities that share a common financial factor, such as interest rates, an issuer, or an index).
(2)	Macro/Opportunistic strategies primarily seek long or short exposure to broad asset classes or identifiable market-driven investment return sources based on macro-economic models, fundamental research, or quantitative algorithms or any combination thereof. They may also seek to identify trading opportunities resulting from supply/demand imbalances, market dislocations, or perceived patterns of trending or mean reversion in asset price behavior.
(3)	Long/Short Equity strategies seek to make long and short investments in equity securities that are deemed to be under or overvalued. The Sub-Advisers may specialize in a particular style, industry or geography, or may allocate holdings across styles, industries or geographies.
(4)	Merger Arbitrage/Event Driven strategies seek to take long or short positions in securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company’s financial structure or operating strategy.
(5)	Credit strategies seek to take long or short positions in corporate bonds, loans, credit derivatives, convertible bonds, asset-backed securities, equities and equity derivatives. Such long or short positions may reflect fundamental views on underlying credits as well as credit exposure to the same entity.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	3

JPMorgan Multi-Manager Alternatives Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	November 3, 2014
With Sales Charge**		(5.06)%	(3.57)%	(1.31)%	(0.42)%
Without Sales Charge		0.20	1.79	0.47	1.13
CLASS C SHARES	November 3, 2014
With CDSC***		(1.00)	0.26	(0.02)	0.63
Without CDSC		(0.03)	1.24	(0.02)	0.63
CLASS I SHARES	November 3, 2014	0.31	2.03	0.73	1.39
CLASS R5 SHARES	November 3, 2014	0.43	2.21	0.94	1.59
CLASS R6 SHARES	November 3, 2014	0.47	2.24	0.98	1.64

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/3/14 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced investment operations on November 3, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Multi-Manager Alternatives Fund, the ICE BofAML 3-Month US Treasury Bill Index, the S&P 500 Index, the HFRX Global Hedge Fund Index and Lipper Alternative Multi-Strategy Funds Average from November 3, 2014 to April 30, 2018. The performance of the Lipper Alternative Multi-Strategy Funds Average reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the ICE BofAML 3-Month US Treasury Bill Index, the S&P 500 Index and the HFRX Global Hedge Fund Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Multi-Strategy Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The S&P 500 Index is an unmanaged index generally representative of the performance at large companies in the U.S. stock market.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. Investors cannot invest directly in an index. The Lipper Alternative Multi-Strategy Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Class I Shares have a $1,000,000 minimum initial investment.

From the inception of the Fund through January 30, 2015, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — 85.5%
Common Stocks — 36.1%
	Consumer Discretionary — 8.0%
	Automobiles — 0.2%
197	Tesla, Inc. (a) (m)	57,898
2,258	Thor Industries, Inc. (m)	239,664

		297,562

	Diversified Consumer Services — 0.0% (g)
794	Bright Horizons Family Solutions, Inc. (a) (m)	75,335

	Hotels, Restaurants & Leisure — 1.2%
758	Domino’s Pizza, Inc. (m)	183,231
16,434	Melco Resorts & Entertainment Ltd., (Hong Kong), ADR	512,905
3,279	Restaurant Brands International, Inc., (Canada)	178,443
1,419	Tropicana Entertainment, Inc. (a)	100,394
4,146	Wyndham Worldwide Corp. (m)	473,515

		1,448,488

	Household Durables — 0.0% (g)
13	NVR, Inc. (a) (m)	40,300

	Internet & Direct Marketing Retail — 0.8%
241	Amazon.com, Inc. (a)	377,437
24,659	Qurate Retail Group, Inc. QVC Group, Class A (a)	577,267

		954,704

	Leisure Products — 0.2%
2,608	Hasbro, Inc.	229,739

	Media — 3.7%
13,663	CBS Corp. (Non-Voting), Class B	672,220
2,931	Discovery, Inc., Class C (a)	65,127
21,524	Grupo Televisa SAB, (Mexico), ADR	385,710
166,614	ITV plc, (United Kingdom)	346,620
237	Liberty Latin America Ltd., (Chile), Class A (a)	4,361
1,223	Liberty Media Corp.-Liberty Braves, Class A (a) (m)	26,869
228	MSG Networks, Inc., Class A (a)	4,674
2,064	Naspers Ltd., (South Africa), Class N, ADR (a)	100,310
22,120	New York Times Co. (The), Class A	518,714
5,428	Sinclair Broadcast Group, Inc., Class A	153,884
4,641	Stroeer SE & Co. KGaA, (Germany)	339,697
10,450	Time Warner, Inc. (m)	990,660
10,275	Twenty-First Century Fox, Inc., Class A	375,654
15,868	Vivendi SA, (France)	418,467
1,985	Walt Disney Co. (The) (m)	199,155

		4,602,122

SHARES	SECURITY DESCRIPTION	VALUE

	Specialty Retail — 1.1%
38	AutoZone, Inc. (a)	23,732
1,544	CarMax, Inc. (a) (m)	96,500
13,331	Hennes & Mauritz AB, (Sweden), Class B	229,085
3,198	Home Depot, Inc. (The)	590,990
1,849	Lowe’s Cos., Inc.	152,413
20,811	Sports Direct International plc, (United Kingdom) (a)	115,247
472	Ulta Beauty, Inc. (a)	118,430

		1,326,397

	Textiles, Apparel & Luxury Goods — 0.8%
18,318	Burberry Group plc, (United Kingdom)	460,016
6,075	NIKE, Inc., Class B	415,469
1,351	Tapestry, Inc. (m)	72,644

		948,129

	Total Consumer Discretionary	9,922,776

	Consumer Staples — 1.2%
	Beverages — 0.2%
41	Brown-Forman Corp., Class B (m)	2,298
37,590	Davide Campari-Milano SpA, (Italy)	281,585

		283,883

	Food & Staples Retailing — 0.2%
1,371	Costco Wholesale Corp. (m)	270,306

	Food Products — 0.5%
2	Chocoladefabriken Lindt & Spruengli AG (Registered), (Switzerland) (a)	151,694
80	JM Smucker Co. (The)	9,126
10,220	Mondelez International, Inc., Class A	403,690
587	Tyson Foods, Inc., Class A	41,149

		605,659

	Household Products — 0.3%
5,115	Procter & Gamble Co. (The)	370,019

	Total Consumer Staples	1,529,867

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
1,381	AltaGas Ltd., (Canada)	27,869
586	Royal Dutch Shell plc, (Netherlands), Class A, ADR	40,961

	Total Energy	68,830

	Financials — 3.4%
	Banks — 1.0%
2,444	Bank of America Corp. (m)	73,124
146,002	Barclays plc, (United Kingdom)	416,267

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	5

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Banks — continued
4,610	Citigroup, Inc.	314,725
16,307	UniCredit SpA, (Italy)	353,535

		1,157,651

	Capital Markets — 0.5%
5,206	Amundi SA, (France), Reg. S (e)	442,743
454	CBOE Global Markets, Inc. (m)	48,478
1,021	Moody’s Corp. (m)	165,606

		656,827

	Diversified Financial Services — 0.7%
4,576	2017 Mandatory Exchangeable Trust (a) (m)	557,918
1,345	Berkshire Hathaway, Inc., Class B (a)	260,567

		818,485

	Insurance — 1.2%
4,142	Admiral Group plc, (United Kingdom)	113,352
6,833	Progressive Corp. (The)	411,962
50,979	RSA Insurance Group plc, (United Kingdom)	459,982
9,480	XL Group Ltd., (Bermuda)	526,993

		1,512,289

	Total Financials	4,145,252

	Health Care — 1.3%
	Biotechnology — 0.2%
5,641	Ablynx NV, (Belgium) (a)	304,086

	Health Care Equipment & Supplies — 0.3%
1,107	Haemonetics Corp. (a) (m)	86,390
930	IDEXX Laboratories, Inc. (a) (m)	180,876
36	Straumann Holding AG (Registered), (Switzerland)	24,438
730	West Pharmaceutical Services, Inc.	64,393

		356,097

	Life Sciences Tools & Services — 0.8%
529	Eurofins Scientific SE, (Luxembourg)	285,341
5,186	Gerresheimer AG, (Germany)	421,856
951	IQVIA Holdings, Inc. (a) (m)	91,068
286	Mettler-Toledo International, Inc. (a)	160,140

		958,405

	Total Health Care	1,618,588

	Industrials — 4.3%
	Aerospace & Defense — 1.0%
1,820	Airbus SE, (France)	213,638
401	Boeing Co. (The)	133,758

SHARES	SECURITY DESCRIPTION	VALUE

	Aerospace & Defense — continued
1,978	HEICO Corp. (m)	173,767
662	Lockheed Martin Corp.	212,396
1,569	TransDigm Group, Inc. (m)	502,974

		1,236,533

	Air Freight & Logistics — 0.2%
1,048	FedEx Corp. (m)	259,065

	Building Products — 0.1%
2,897	Fortune Brands Home & Security, Inc. (m)	158,437

	Commercial Services & Supplies — 0.3%
1,297	Cintas Corp. (m)	220,879
1,643	Republic Services, Inc. (m)	106,269
439	Waste Management, Inc.	35,687

		362,835

	Electrical Equipment — 0.4%
153,187	Melrose Industries plc, (United Kingdom)	480,341

	Industrial Conglomerates — 0.4%
20,231	Smiths Group plc, (United Kingdom)	443,287

	Machinery — 0.7%
20,546	Trinity Industries, Inc.	654,801
3,372	Xylem, Inc.	245,819

		900,620

	Professional Services — 0.3%
15,038	Intertrust NV, (Netherlands), Reg. S (e)	299,638

	Road & Rail — 0.5%
5,901	CSX Corp. (m)	350,460
937	Old Dominion Freight Line, Inc. (m)	125,427
824	Union Pacific Corp.	110,111

		585,998

	Trading Companies & Distributors — 0.4%
9,542	Brenntag AG, (Germany)	546,490

	Transportation Infrastructure — 0.0% (g)
2,500	BBA Aviation plc, (United Kingdom)	10,957

	Total Industrials	5,284,201

	Information Technology — 12.9%
	Communications Equipment — 0.5%
3,422	Palo Alto Networks, Inc. (a)	658,769

	Internet Software & Services — 2.9%
4,200	Akamai Technologies, Inc. (a) (m)	300,930
5,712	Benefitfocus, Inc. (a) (m)	172,503
4,800	Cornerstone OnDemand, Inc. (a) (m)	211,824

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

6	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Internet Software & Services — continued
21,556	eBay, Inc. (a)	816,541
697	Facebook, Inc., Class A (a)	119,884
7,410	Five9, Inc. (a) (m)	217,632
8,981	Shutterstock, Inc. (a)	378,459
864	SINA Corp., (China) (a)	82,547
1,936	Spotify Technology SA (a)	312,993
70,309	Yext, Inc. (a)	937,922

		3,551,235

	IT Services — 1.4%
24,815	Conduent, Inc. (a)	482,900
7,500	DXC Technology Co. (m)	772,950
2,499	Mastercard, Inc., Class A (m)	445,496
1,334	PayPal Holdings, Inc. (a)	99,530

		1,800,876

	Semiconductors & Semiconductor Equipment — 1.7%
13,701	Marvell Technology Group Ltd., (Bermuda)	274,842
6,651	Microsemi Corp. (a)	430,253
9,942	NXP Semiconductors NV, (Netherlands) (a)	1,042,916
5,900	QUALCOMM, Inc.	300,959

		2,048,970

	Software — 6.0%
5,500	Autodesk, Inc. (a) (m)	692,450
6,409	Blackline, Inc. (a) (m)	265,333
25,292	Bottomline Technologies de, Inc. (a) (m)	999,540
21,760	Dell Technologies, Inc., Class V (a) (m)	1,561,715
3,673	Guidewire Software, Inc. (a) (m)	310,809
475	Intuit, Inc. (m)	87,775
9,621	LINE Corp., (Japan), ADR (a)	347,126
5,211	Microsoft Corp. (m)	487,333
5,000	PTC, Inc. (a)	411,750
5,590	RealPage, Inc. (a)	299,065
3,838	Red Hat, Inc. (a)	625,824
1,437	ServiceNow, Inc. (a) (m)	238,743
8,700	SS&C Technologies Holdings, Inc. (m)	431,955
2,815	Varonis Systems, Inc. (a) (m)	183,960
3,200	VMware, Inc., Class A (a)	426,432

		7,369,810

	Technology Hardware, Storage & Peripherals — 0.4%
49,172	Immersion Corp. (a) (m)	541,384

	Total Information Technology	15,971,044

SHARES	SECURITY DESCRIPTION	VALUE

	Materials — 3.1%
	Chemicals — 1.7%
6,062	Croda International plc, (United Kingdom)	370,828
3,591	Ingevity Corp. (a) (m)	275,896
5,602	Monsanto Co.	702,323
1,098	Praxair, Inc. (m)	167,467
1,597	Sherwin-Williams Co. (The) (m)	587,153

		2,103,667

	Construction Materials — 0.6%
4,509	HeidelbergCement AG, (Germany)	440,922
1,572	Martin Marietta Materials, Inc. (m)	306,179

		747,101

	Containers & Packaging — 0.5%
13,878	Ball Corp.	556,369
	Paper & Forest Products — 0.3%
10,517	KapStone Paper and Packaging Corp.	361,995

	Total Materials	3,769,132

	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.0% (g)
3,396	GGP, Inc.	67,886

	Real Estate Management & Development — 0.6%
29,186	Realogy Holdings Corp. (m)	724,105

	Total Real Estate	791,991

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 0.9%
35,165	TDC A/S, (Denmark) (a)	286,349
830,119	Telecom Italia SpA, (Italy) (a)	818,919

		1,105,268

	Wireless Telecommunication Services — 0.3%
15,792	TIM Participacoes SA, (Brazil), ADR	359,268

	Total Telecommunication Services	1,464,536

	Total Common Stocks (Cost $39,654,763)	44,566,217

Convertible Preferred Stocks — 1.7%
	Financials — 0.2%
	Capital Markets — 0.2%
2,140	Virtus Investment Partners, Inc., Series D, 7.25%, 02/01/2020 ($100 par value) (m)	213,380

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	7

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Preferred Stocks — continued
	Health Care — 0.2%
	Health Care Equipment & Supplies — 0.2%
4,800	Becton Dickinson and Co., Series A, 6.13%, 05/01/2020 ($50 par value) (m)	289,680

	Information Technology — 0.7%
	Electronic Equipment, Instruments & Components — 0.7%
6,192	Belden, Inc., 6.75%, 07/15/2019 ($100 par value) (m)	537,527
2,857	MTS Systems Corp., 8.75%, 07/01/2019 ($100 par value) (m)	331,537

		869,064

	Semiconductors & Semiconductor Equipment — 0.0% (g)
500	SunEdison, Inc., Series A, 6.75% ($1,000 par value) (a)	5,005

	Total Information Technology	874,069

	Utilities — 0.6%
	Independent Power and Renewable Electricity Producers — 0.2%
2,327	Dynegy, Inc., 7.00%, 07/01/2019 ($100 par value) (a) (m)	218,936

	Multi-Utilities — 0.4%
368	Black Hills Corp., 7.75%, 11/01/2018 ($50 par value) (m)	22,496
5,328	Dominion Energy, Inc., Series A, 6.75%, 08/15/2019 ($50 par value) (m)	244,768
2,022	Sempra Energy, Series A, 6.00%, 01/15/2021 ($100 par value)	207,922

		475,186

	Total Utilities	694,122

	Total Convertible Preferred Stocks (Cost $2,220,698)	2,071,251

Exchange Traded Funds — 0.6%
	Fixed Income — 0.3%
2,107	CurrencyShares Euro Trust (a)	244,496
864	iShares 20+ Year Treasury Bond ETF	102,903

	Total Fixed Income	347,399

	U.S. Equity — 0.3%
34,240	Alerian MLP ETF (m)	345,824

	Total Exchange Traded Funds (Cost $674,167)	693,223

Exchange Traded Note — 0.2%
	U.S. Equity — 0.2%
12,308	ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN (United Kingdom) (Cost $200,657)	196,426

SHARES	SECURITY DESCRIPTION	VALUE

Preferred Stock — 0.0% (g)
	Financials — 0.0% (g)
	Banks — 0.0% (g)
1,778	HSBC Holdings plc, (United Kingdom), Series 2, 8.00%, 06/01/2018 ($25 par value) (Cost $46,651)	46,743

Closed End Funds — 5.9%
21,005	Aberdeen Asia-Pacific Income Fund, Inc. (m)	95,993
4,996	Adams Natural Resources Fund, Inc. (m)	98,471
38,784	Altaba, Inc. (a) (m)	2,717,982
8,518	BlackRock Corporate High Yield Fund, Inc. (m)	90,376
1,203	BlackRock Investment Quality Municipal Trust, Inc. (m)	16,325
10,668	Cushing Energy Income Fund (The) (m)	101,986
23,915	Highland Floating Rate Opportunities Fund (a) (m)	381,205
9,806	Invesco Dynamic Credit Opportunities Fund (m)	116,397
42,223	Invesco Senior Income Trust (m)	187,470
7,150	Nuveen AMT-Free Quality Municipal Income Fund (m)	91,448
23,085	Nuveen Credit Strategies Income Fund (m)	186,065
226,888	Pershing Square Holdings Ltd. (Guernsey) (a)	2,947,984
2,095	Putnam Municipal Opportunities Trust (m)	24,239
35,832	Voya Prime Rate Trust (m)	185,251
3,109	Western Asset Global High Income Fund, Inc. (m)	29,411
17,330	Western Asset High Income Opportunity Fund, Inc. (m)	84,051

	Total Closed End Funds (Cost $5,789,323)	7,354,654

PRINCIPAL AMOUNT
Asset-Backed Securities — 4.0%
908,262	Bear Stearns Asset-Backed Securities Trust, Series 2007-1, Class A2, 2.18%, 01/25/2037 (z) (bb)	903,876
1,000,000	Garrison Funding Ltd., (Cayman Islands), Series 2015-1A, Class CR, 5.84%, 09/21/2029 (e) (z) (bb)	1,010,311
1,000,000	JMP Credit Advisors CLO IIIR Ltd., (Cayman Islands), Series 2014-1RA, Class D, 4.32%, 01/17/2028 (e) (z) (bb)	982,467
1,000,000	Sound Harbor Loan Fund Ltd., (Cayman Islands), Series 2014-1A, Class CR, 5.67%, 10/30/2026 (e) (z) (bb)	997,633

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

8	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
1,000,000	WhiteHorse VII Ltd., (Cayman Islands), Series 2013-1A, Class B1L, 5.64%, 11/24/2025 (e) (z) (bb)	1,000,271

	Total Asset-Backed Securities (Cost $4,841,773)	4,894,558

Collateralized Mortgage Obligations — 3.0%
821,838	Alternative Loan Trust, Series 2004-28CB, Class 3A1, 6.00%, 01/25/2035	821,946
	FHLMC REMIC,
38	Series 3355, Class KI, IF, IO, 5.23%, 07/15/2037 (z)	4
174,025	Series 3862, Class DI, IO, 5.00%, 04/15/2041	30,687
11,130	Series 3997, Class ES, IF, 4.27%, 09/15/2041 (z)	10,480
316,753	Series 4265, Class ST, IF, IO, 4.10%, 11/15/2043 (z)	40,185
3,508,955	Series 4517, Class KI, IF, IO, 0.39%, 04/15/2043 (z)	70,955
	FNMA REMIC,
337,008	Series 2003-87, Class SH, IF, IO, 6.35%, 09/25/2033 (z)	56,228
277,385	Series 2005-69, Class JI, IO, 6.00%, 08/25/2035	69,054
392,580	Series 2009-106, Class SA, IF, IO, 4.35%, 01/25/2040 (z)	53,589
1,150,099	Series 2011-76, Class PI, IO, 5.50%, 04/25/2039	58,497
662,106	Series 2011-129, Class S, IF, IO, 3.60%, 03/25/2037 (z)	7,546
935,267	Series 2014-38, Class QI, IO, 5.50%, 12/25/2043	269,396
	FNMA STRIPS,
474,201	Series 345, Class 14, IO, 6.00%, 03/25/2034 (m)	109,535
449,757	Series 359, Class 18, IO, 6.00%, 07/25/2035	106,578
	GNMA,
669,699	Series 2003-98, Class SC, IF, IO, 4.70%, 11/20/2033 (z)	111,405
336,717	Series 2004-56, Class S, IF, IO, 5.75%, 06/20/2033 (z)	62,946
2,175,939	Series 2012-106, Class YI, IO, 1.00%, 09/20/2042 (z)	72,258
425,067	Series 2014-2, Class TI, IO, 5.50%, 01/20/2044	81,847
105,607	Series 2015-13, Class WI, IO, 7.02%, 07/20/2037 (z)	21,911

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

3,186,072	Series 2015-80, Class IH, IO, 0.98%, 05/20/2044 (z)	112,080
1,376,457	Series 2016-69, Class WI, IO, 4.50%, 05/20/2046	305,900
1,038,719	Series 2016-75, Class SA, IF, IO, 4.10%, 05/20/2040 (z)	122,595
1,988,679	Series 2016-78, Class UI, IO, 4.00%, 06/20/2046	473,020
1,903,244	Series 2016-163, Class MI, IO, 3.50%, 11/20/2046	251,166
1,456,243	Series 2016-H11, Class EI, IO, 2.04%, 04/20/2066 (z)	163,827
1,597,254	Series 2017-H01, IO, 1.97%, 12/20/2066 (z)	187,997

	Total Collateralized Mortgage Obligations (Cost $3,366,631)	3,671,632

Commercial Mortgage-Backed Securities — 3.6%
1,000,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 4.72%, 09/15/2034 (e) (z) (bb)	995,149
700,000	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, 5.40%, 09/15/2026 (e) (z) (bb)	699,044
1,000,000	GS Mortgage Securities Corp. II, Series 2017-SLP, Class E, 4.74%, 10/10/2032 (e) (z)	959,957
1,000,000	GS Mortgage Securities Trust, Series 2013-GC12, Class D, 4.58%, 06/10/2046 (e) (z) (bb)	864,436
1,000,000	Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/2033 (e) (bb)	984,502

	Total Commercial Mortgage-Backed Securities (Cost $4,549,705)	4,503,088

Convertible Bonds — 3.9%
	Consumer Discretionary — 1.1%
	Automobiles — 0.4%
JPY 40,000,000	Suzuki Motor Corp., (Japan), Reg. S, Zero Coupon, 03/31/2023	534,669

	Media — 0.7%
430,000	Liberty Interactive LLC, 3.75%, 02/15/2030	285,950
520,000	Liberty Media Corp., 2.13%, 03/31/2048 (e)	512,525

		798,475

	Total Consumer Discretionary	1,333,144

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	9

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Consumer Staples — 0.5%
	Personal Products — 0.5%
570,000	Herbalife Nutrition Ltd., 2.63%, 03/15/2024 (e)	599,376

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
136,000	Ensco Jersey Finance Ltd., 3.00%, 01/31/2024	115,294

	Oil, Gas & Consumable Fuels — 0.2%
254,000	Teekay Corp., (Bermuda), 5.00%, 01/15/2023 (e)	254,533

	Total Energy	369,827

	Financials — 0.6%
	Capital Markets — 0.5%
JPY 40,000,000	SBI Holdings, Inc., (Japan), Reg. S, Zero Coupon, 09/14/2020	595,500

	Thrifts & Mortgage Finance — 0.1%
110,000	MGIC Investment Corp., 9.00%, 04/01/2063 (e)	149,545

	Total Financials	745,045

	Health Care — 1.0%
	Health Care Equipment & Supplies — 0.7%
JPY 60,000,000	Terumo Corp., (Japan), Reg. S, Zero Coupon, 12/06/2021	884,330

	Pharmaceuticals — 0.3%
340,000	Jazz Investments I Ltd., 1.50%, 08/15/2024 (e)	335,383

	Total Health Care	1,219,713

	Information Technology — 0.0% (g)
	Semiconductors & Semiconductor Equipment — 0.0% (g)
10,000	Advanced Micro Devices, Inc., 2.13%, 09/01/2026	15,518
14,000	SunEdison, Inc., 0.25%, 01/15/2020 (d)	280

	Total Information Technology	15,798

	Materials — 0.4%
	Metals & Mining — 0.4%
325,000	Cleveland-Cliffs, Inc., 1.50%, 01/15/2025	365,323
200,000	First Majestic Silver Corp., (Canada), 1.88%, 03/01/2023 (e)	193,820

	Total Materials	559,143

	Total Convertible Bonds (Cost $4,548,586)	4,842,046

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — 7.8%
	Consumer Discretionary — 2.1%
	Auto Components — 0.1%
125,000	Icahn Enterprises LP, 6.25%, 02/01/2022	127,500

	Hotels, Restaurants & Leisure — 0.5%
55,000	Diamond Resorts International, Inc., 10.75%, 09/01/2024 (e)	61,325
125,000	Jacobs Entertainment, Inc., 7.88%, 02/01/2024 (e)	130,156
130,000	Silversea Cruise Finance Ltd., 7.25%, 02/01/2025 (e)	136,851
180,000	Sugarhouse HSP Gaming Prop Mezz LP, 5.88%, 05/15/2025 (e)	172,575
130,000	Yum Brands, Inc., 5.35%, 11/01/2043	115,700

		616,607

	Media — 0.9%
130,000	Altice Financing SA, (Luxembourg), 7.50%, 05/15/2026 (e)	127,725
70,000	Altice Luxembourg SA, (Luxembourg), 7.63%, 02/15/2025 (e)	63,087
	Cenveo Corp.,
175,000	6.00%, 08/01/2019 (d) (e) (bb)	71,750
50,000	8.50%, 09/15/2022 (d) (e) (bb)	2,250
65,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/2020	65,162
148,000	CSC Holdings LLC, 10.88%, 10/15/2025 (e)	173,530
140,000	DISH DBS Corp., 5.88%, 11/15/2024	119,700
	iHeartCommunications, Inc.,
5,000	9.00%, 12/15/2019 (d)	4,000
35,000	9.00%, 12/15/2019 (d)	28,000
205,000	9.00%, 03/01/2021 (d)	163,487
165,000	McClatchy Co. (The), 9.00%, 12/15/2022	172,838
110,000	Urban One, Inc., 9.25%, 02/15/2020 (e)	104,500
65,000	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	61,263

		1,157,292

	Multiline Retail — 0.4%
	Neiman Marcus Group Ltd. LLC,
656,000	8.00%, 10/15/2021 (e)	446,080
60,000	8.75%, (cash), 10/15/2021 (e) (v)	40,800

		486,880

	Specialty Retail — 0.2%
185,000	Guitar Center, Inc., 9.63%, 04/15/2020 (e) (bb)	172,513

	Total Consumer Discretionary	2,560,792

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

10	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Consumer Staples — 0.3%
	Food & Staples Retailing — 0.3%
260,000	New Albertsons LP, 8.00%, 05/01/2031	216,450
175,000	Rite Aid Corp., 7.70%, 02/15/2027	152,250

	Total Consumer Staples	368,700

	Energy — 0.7%
	Energy Equipment & Services — 0.5%
	Noble Holding International Ltd., (United Kingdom),
100,000	7.75%, 01/15/2024	93,750
45,000	8.95%, 04/01/2045	38,700
100,000	Parker Drilling Co., 6.75%, 07/15/2022	75,500
	Rowan Cos., Inc.,
120,000	5.85%, 01/15/2044 (bb)	88,800
100,000	7.38%, 06/15/2025	96,750
	Transocean, Inc.,
130,000	5.80%, 10/15/2022	127,400
45,000	6.80%, 03/15/2038	37,800
	Weatherford International Ltd.,
80,000	5.95%, 04/15/2042	58,000
10,000	9.88%, 02/15/2024	9,675

		626,375

	Oil, Gas & Consumable Fuels — 0.2%
215,000	Jupiter Resources, Inc., (Canada), 8.50%, 10/01/2022 (e)	93,525
65,000	MEG Energy Corp., (Canada), 6.50%, 01/15/2025 (e)	64,919
100,000	SemGroup Corp., 5.63%, 07/15/2022	96,750

		255,194

	Total Energy	881,569

	Financials — 0.3%
	Consumer Finance — 0.2%
130,000	Navient Corp., 7.25%, 09/25/2023	135,850
90,000	Springleaf Finance Corp., 7.75%, 10/01/2021	97,988

		233,838

	Thrifts & Mortgage Finance — 0.1%
65,000	Freedom Mortgage Corp., 8.25%, 04/15/2025 (e)	65,000

	Total Financials	298,838

	Health Care — 0.5%
	Health Care Providers & Services — 0.3%
251,875	Aurora Diagnostics Holdings LLC, 12.25%, 01/15/2020 (bb)	227,317

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
	Tenet Healthcare Corp.,
135,000	5.13%, 05/01/2025 (e)	131,625
65,000	8.13%, 04/01/2022	67,682

		426,624

	Pharmaceuticals — 0.2%
	Valeant Pharmaceuticals International, Inc.,
100,000	7.50%, 07/15/2021 (e)	101,625
100,000	9.25%, 04/01/2026 (e)	102,000

		203,625

	Total Health Care	630,249

	Industrials — 0.8%
	Building Products — 0.1%
70,000	Standard Industries, Inc., 4.75%, 01/15/2028 (e)	65,275

	Commercial Services & Supplies — 0.6%
782,000	Monitronics International, Inc.,
	9.13%, 04/01/2020 (m)	551,310
98,000	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	105,228
135,000	RR Donnelley & Sons Co., 6.00%, 04/01/2024	132,131

		788,669

	Machinery — 0.1%
125,000	Xerium Technologies, Inc., 9.50%, 08/15/2021	130,312

	Total Industrials	984,256

	Information Technology — 0.6%
	Internet Software & Services — 0.0% (g)
40,000	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	40,550

	IT Services — 0.1%
120,000	Unisys Corp., 10.75%, 04/15/2022 (e)	134,100

	Semiconductors & Semiconductor Equipment — 0.1%
35,000	Advanced Micro Devices, Inc., 7.50%, 08/15/2022	38,238
134,000	Global A&T Electronics Ltd., (Singapore), 8.50%, 01/12/2023	133,889

		172,127

	Software — 0.3%
300,000	BMC Software Finance, Inc., 8.13%, 07/15/2021 (e)	299,250

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	11

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — 0.1%
100,000	Dell International LLC, 8.35%, 07/15/2046 (e)	122,833

	Total Information Technology	768,860

	Materials — 1.3%
	Chemicals — 1.1%
	Hexion, Inc.,
699,000	6.63%, 04/15/2020 (m)	656,186
242,000	9.00%, 11/15/2020	188,760
15,000	LSB Industries, Inc., 9.63%, 05/01/2023 (e)	15,113
250,000	Rain CII Carbon LLC, 7.25%, 04/01/2025 (e)	257,500
205,000	TPC Group, Inc., 8.75%, 12/15/2020 (e)	203,975

		1,321,534

	Metals & Mining — 0.2%
170,000	First Quantum Minerals Ltd., (Zambia), 7.50%, 04/01/2025 (e)	168,096
150,000	Freeport-McMoRan, Inc., 5.45%, 03/15/2043	136,500

		304,596

	Total Materials	1,626,130

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.7%
130,000	CenturyLink, Inc., 5.63%, 04/01/2025	119,405
	Frontier Communications Corp.,
35,000	6.88%, 01/15/2025	21,437
65,000	7.13%, 01/15/2023	46,475
35,000	8.50%, 04/01/2026 (e)	34,038
70,000	10.50%, 09/15/2022	61,533
110,000	Intelsat Jackson Holdings SA, (Luxembourg), 7.50%, 04/01/2021	104,087
130,000	Sprint Capital Corp., 6.88%, 11/15/2028	132,600
293,000	Telecom Italia SpA, (Italy), 5.30%, 05/30/2024 (e)	298,421
80,000	Windstream Services LLC, 6.38%, 08/01/2023 (e)	45,400

		863,396

	Wireless Telecommunication Services — 0.1%
85,000	Digicel Ltd., (Jamaica), 6.75%, 03/01/2023 (e)	77,669

	Total Telecommunication Services	941,065

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Utilities — 0.4%
	Electric Utilities — 0.4%
974,967	Bruce Mansfield Pass-Through Trust, Series 2007-1, 6.85%, 06/01/2034 (d) (m)	458,234

	Independent Power and Renewable Electricity Producers — 0.0% (g)
70,000	NRG Energy, Inc., 7.25%, 05/15/2026	74,725

	Total Utilities	532,959

	Total Corporate Bonds (Cost $9,973,751)	9,593,418

Foreign Government Security — 0.1%
EUR 155,000	Republic of Argentina, SUB, 2.30%, 12/31/2038 (Argentina) (Cost $113,820)	127,281

Loan Assignments — 1.4% (cc)
	Consumer Discretionary — 0.8%
	Hotels, Restaurants & Leisure — 0.1%
94,853	Mohegan Gaming & Entertainment, Term Loan B, (ICE LIBOR USD 1 Month + 4.00%), 5.90%, 10/13/2023 (aa) ^	94,082

	Media — 0.6%
50,193	Advantage Sales & Marketing, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.25%), 5.15%, 07/23/2021 (aa)	47,945
54,291	Advantage Sales & Marketing, Inc., Term Loan B2, (ICE LIBOR USD 1 Month + 3.25%), 5.15%, 07/23/2021 (aa)	51,890
225,000	Cengage Learning, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 4.25%), 6.15%, 06/07/2023 (aa)	200,954
67,159	Charter Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.91%, 04/30/2025 (aa)	67,423
259,241	Cumulus Media Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.25%), 5.16%, 12/23/2020 (aa)	218,541
148,477	McGraw-Hill Global Education Holding LLC, Term Loan B, (ICE LIBOR USD 1 Month + 4.00%), 5.90%, 05/04/2022 (aa)	145,415

		732,168

	Specialty Retail — 0.1%
120,484	Academy Ltd., Term Loan B, (ICE LIBOR USD 1 Month + 4.00%); (ICE LIBOR USD 3 Month + 4.00%), 5.93%, 07/01/2022 (aa) ^	95,145

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

12	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Specialty Retail — continued
78,811	Spencer Gifts LLC, Term Loan B, (ICE LIBOR USD 1 Month + 4.25%); (ICE LIBOR USD 3 Month + 3.25%), 6.17%, 07/16/2021 (aa) (bb)	70,241

		165,386

	Total Consumer Discretionary	991,636

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
15,872	Vantiv LLC, Term B-3 Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.90%, 10/14/2023 (aa)	15,964
52,052	Vantiv LLC, Term B-4 Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.90%, 08/09/2024 (aa)	52,369

	Total Financials	68,333

	Health Care — 0.1%
	Health Care Providers & Services — 0.1%
65,857	Lanai Holdings III, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 4.75%), 7.11%, 08/29/2022 (aa) ^	63,553
127,122	Team Health Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.65%, 02/06/2024 (aa) ^	122,990

	Total Health Care	186,543

	Industrials — 0.2%
	Aerospace & Defense — 0.1%
67,362	TransDigm, Inc., Term Loan G, (ICE LIBOR USD 1 Month + 2.50%); (ICE LIBOR USD 3 Month + 2.50%), 4.71%, 08/22/2024 (aa)	67,670

	Commercial Services & Supplies — 0.1%
153,015	Mashantucket Western Pequot Tribe, Term Loan A, (ICE LIBOR USD 1 Month + 3.75%), 5.65%, 07/01/2018 (aa) ^	149,190

	Total Industrials	216,860

	Information Technology — 0.1%
	IT Services — 0.1%
69,026	First Data Corp., Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 4.15%, 04/26/2024 (aa)	69,260

	Materials — 0.1%
	Construction Materials — 0.1%
78,832	Forterra Finance LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.90%, 10/25/2023 (aa)	72,366

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate — 0.0% (g)
	Equity Real Estate Investment Trusts (REITs) — 0.0% (g)
69,820	Uniti Group, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.90%, 10/24/2022 (aa)	67,144

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
69,220	Centurylink, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.65%, 01/31/2025 (aa)	68,153
59,756	Windstream Services LLC, Term B-6 Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.90%, 03/29/2021 (aa) ^	57,030

	Total Telecommunication Services	125,183

	Total Loan Assignments (Cost $1,809,060)	1,797,325

NUMBER OF WARRANTS
Warrants — 0.8%
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
84,372	Del Taco Restaurants, Inc., expiring 06/30/2020 (Strike Price $11.50) (a)	217,258

	Consumer Staples — 0.1%
	Food Products — 0.1%
14,933	Hostess Brands, Inc., expiring 11/04/2021 (Strike Price $11.50) (a)	30,463
22,774	Simply Good Foods Co. (The), expiring 07/07/2022 (Strike Price $11.50) (a)	75,496

	Total Consumer Staples	105,959

	Financials — 0.4%
	Banks — 0.4%
20,025	Zions Bancorp, expiring 05/22/2020 (Strike Price $35.37) (a)	444,555

	Capital Markets — 0.0% (g)
14,678	Avista Healthcare Public Acquisition Corp., expiring 12/02/2021 (Strike Price $5.75) (a)	5,027

	Total Financials	449,582

	Health Care — 0.0% (g)
	Biotechnology — 0.0% (g)
27,913	BioTime, Inc., expiring 10/01/2018 (Strike Price $4.55) (a)	1,396

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	13

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Warrants — continued
	Industrials — 0.0% (g)
	Trading Companies & Distributors — 0.0% (g)
51,925	Nexeo Solutions, Inc., expiring 06/09/2021 (Strike Price $11.50) (a)	34,790

	Information Technology — 0.0% (g)
	Technology Hardware, Storage & Peripherals — 0.0% (g)
	Eastman Kodak Co. ,
11,307	expiring 09/03/2018 (Strike Price $14.93) (a)	1,470
50,754	expiring 09/03/2018 (Strike Price $16.12) (a)	8,121

	Total Information Technology	9,591

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
144,282	AgroFresh Solutions, Inc., expiring 02/19/2019 (Strike Price $11.50) (a)	63,484

	Metals & Mining — 0.0% (g)
CAD 19,087	Alio Gold, Inc., (Canada), expiring 05/30/2018 (Strike Price CAD 7.00) (a)	74

	Total Materials	63,558

	Real Estate — 0.1%
	Real Estate Management & Development — 0.1%
48,471	Willscot Corp., expiring 11/29/2022 (Strike Price $11.50) (a)	70,283

	Total Warrants (Cost $542,872)	952,417

NUMBER OF CONTRACTS
Options Purchased — 0.8%
	Call Options Purchased — 0.3%
	Chemicals — 0.0% (g)
5	Rayonier Advanced Materials, Inc. 05/18/2018 at USD 22.50, American Style (a) Notional Amount: USD 10,700 Exchange Traded	312
11	Rayonier Advanced Materials, Inc. 05/18/2018 at USD 25.00, American Style (a) Notional Amount: USD 23,540 Exchange Traded	165

		477

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — 0.0% (g)
71	AT&T, Inc. 07/20/2018 at USD 38.00, American Style (a) Notional Amount: USD 232,170 Exchange Traded	710

	Exchange Traded Funds — 0.2%
89	Guggenheim CurrencyShares Euro Trust 05/18/2018 at USD 119.00, American Style (a) Notional Amount: USD 1,032,756 Exchange Traded	490
250	Guggenheim CurrencyShares Euro Trust 01/18/2019 at USD 117.00, American Style (a) Notional Amount: USD 2,901,000 Exchange Traded	80,625
504	Guggenheim CurrencyShares Euro Trust 01/18/2019 at USD 120.00, American Style (a) Notional Amount: USD 5,848,416 Exchange Traded	98,028
58	iShares 20+ Year Treasury Bond ETF 06/15/2018 at USD 121.00, American Style (a) Notional Amount: USD 690,780 Exchange Traded	3,973
42	SPDR EURO STOXX 50 ETF 05/18/2018 at USD 40.00, American Style (a) Notional Amount: USD 174,720 Exchange Traded	7,182
160	SPDR EURO STOXX 50 ETF 05/18/2018 at USD 42.00, American Style (a) Notional Amount: USD 665,600 Exchange Traded	3,520
387	SPDR EURO STOXX 50 ETF 05/18/2018 at USD 46.00, American Style (a) Notional Amount: USD 1,609,920 Exchange Traded	387

		194,205

	Food Products — 0.0% (g)
8	Bunge Ltd. 07/20/2018 at USD 80.00, American Style (a) Notional Amount: USD 57,784 Exchange Traded	880

	Independent Power and Renewable Electricity Producers — 0.0% (g)
17	Vistra Energy Corp. 05/18/2018 at USD 25.00, American Style (a) Notional Amount: USD 38,845 Exchange Traded	340

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

14	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Options Purchased — continued
	Index Funds — 0.0% (g)
2	Russell 2000 Index 06/15/2018 at USD 1,550.00, European Style (a) Notional Amount: USD 308,377 Exchange Traded	5,480
6	Russell 2000 Index 06/15/2018 at USD 1,580.00, European Style (a) Notional Amount: USD 925,130 Exchange Traded	8,400
2	S&P 500 Index 06/15/2018 at USD 2,660.00, European Style (a) Notional Amount: USD 529,610 Exchange Traded	8,780
6	S&P 500 Index 06/15/2018 at USD 2,775.00, European Style (a) Notional Amount: USD 1,588,830 Exchange Traded	3,720
17	S&P 500 Index 06/15/2018 at USD 3,000.00, European Style (a) Notional Amount: USD 4,501,685 Exchange Traded	298
48	S&P 500 Index 09/21/2018 at USD 3,200.00, European Style (a) Notional Amount: USD 12,710,640 Exchange Traded	1,920

		28,598

	Internet Software & Services — 0.0% (g)
5	Alibaba Group Holding Ltd. 10/19/2018 at USD 200.00, American Style (a) Notional Amount: USD 89,270 Exchange Traded	4,200
4	Baidu, Inc. 09/21/2018 at USD 260.00, American Style (a) Notional Amount: USD 100,360 Exchange Traded	6,070
7	SINA Corp. 09/21/2018 at USD 115.00, American Style (a) Notional Amount: USD 66,878 Exchange Traded	2,328
17	Sohu.com, Inc. 12/21/2018 at USD 35.00, American Style (a) Notional Amount: USD 52,666 Exchange Traded	5,270
14	Weibo Corp. 10/19/2018 at USD 160.00, American Style (a) Notional Amount: USD 160,328 Exchange Traded	4,340

		22,208

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE

	Machinery — 0.0% (g)
16	Rexnord Corp. 05/18/2018 at USD 30.00, American Style (a) Notional Amount: USD 44,016 Exchange Traded	320
16	Trinity Industries, Inc. 07/20/2018 at USD 33.00, American Style (a) Notional Amount: USD 50,992 Exchange Traded	1,880

		2,200

	Media — 0.1%
69	DISH Network Corp. 06/15/2018 at USD 50.00, American Style (a) Notional Amount: USD 231,495 Exchange Traded	1,207
425	DISH Network Corp. 06/15/2018 at USD 55.00, American Style (a) Notional Amount: USD 1,425,875 Exchange Traded	6,375
74	Time Warner, Inc. 08/17/2018 at USD 95.00, American Style (a) Notional Amount: USD 701,520 Exchange Traded	33,300
157	Twenty-First Century Fox, Inc. 07/20/2018 at USD 35.00, American Style (a) Notional Amount: USD 573,992 Exchange Traded	44,745
EUR 199	Vivendi SA 09/21/2018 at EUR 23.00, American Style (a) Notional Amount: EUR 524,798 Exchange Traded	19,653

		105,280

	Metals & Mining — 0.0% (g)
EUR 349	thyssenkrupp AG 06/15/2018 at EUR 25.00, American Style (a) Notional Amount: EUR 755,585 Exchange Traded	2,763

	Pharmaceuticals — 0.0% (g)
58	Allergan plc 01/18/2019 at USD 185.00, American Style (a) Notional Amount: USD 891,170 Exchange Traded	27,840
EUR 19	Bayer AG 06/15/2018 at EUR 100.00, American Style (a) Notional Amount: EUR 186,770 Exchange Traded	4,052

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	15

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Options Purchased — continued
	Pharmaceuticals — continued
EUR 19	Bayer AG 09/21/2018 at EUR 100.00, American Style (a) Notional Amount: EUR 187,473 Exchange Traded	6,900

		38,792

	Semiconductors & Semiconductor Equipment — 0.0% (g)
9	QUALCOMM, Inc. 06/15/2018 at USD 70.00, American Style (a) Notional Amount: USD 45,909 Exchange Traded	49

	Textiles, Apparel & Luxury Goods — 0.0% (g)
15	Tapestry, Inc. 08/17/2018 at USD 65.00, American Style (a) Notional Amount: USD 80,655 Exchange Traded	563

	Total Call Options Purchased	397,065

	Put Options Purchased — 0.5%
	Diversified Telecommunication Services— 0.0% (g)
EUR 134	Telecom Italia SpA 06/15/2018 at EUR 0.80, American Style (a) Notional Amount: EUR 109,880 Exchange Traded	4,906
EUR 159	Telecom Italia SpA 09/21/2018 at EUR 0.80, American Style (a) Notional Amount: EUR 130,380 Exchange Traded	10,365

		15,271

	Exchange Traded Funds — 0.3%
350	Guggenheim CurrencyShares Euro Trust 01/18/2019 at USD 114.00, American Style (a) Notional Amount: USD 4,061,400 Exchange Traded	47,600
369	Guggenheim CurrencyShares Euro Trust 01/18/2019 at USD 120.00, American Style (a) Notional Amount: USD 4,281,876 Exchange Traded	166,972
100	iShares iBoxx $ High Yield Corporate Bond ETF 05/18/2018 at USD 84.00, American Style (a) Notional Amount: USD 857,000 Exchange Traded	1,200
290	iShares iBoxx $ High Yield Corporate Bond ETF 06/15/2018 at USD 83.00, American Style (a) Notional Amount: USD 2,485,300 Exchange Traded	7,830

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE

	Exchange Traded Funds — continued
13	iShares iBoxx $ High Yield Corporate Bond ETF 06/15/2018 at USD 84.00, American Style (a) Notional Amount: USD 111,410 Exchange Traded	605
40	iShares iBoxx $ High Yield Corporate Bond ETF 07/20/2018 at USD 84.00, American Style (a) Notional Amount: USD 342,800 Exchange Traded	3,500
42	iShares 20+ Year Treasury Bond ETF 06/15/2018 at USD 121.00, American Style (a) Notional Amount: USD 500,220 Exchange Traded	11,928
72	PowerShares QQQ Trust 06/15/2018 at USD 155.00, American Style (a) Notional Amount: USD 1,158,768 Exchange Traded	17,064
42	SPDR EURO STOXX 50 ETF 05/18/2018 at USD 40.00, American Style (a) Notional Amount: USD 174,720 Exchange Traded	315
94	SPDR EURO STOXX 50 ETF 05/18/2018 at USD 42.00, American Style (a) Notional Amount: USD 391,040 Exchange Traded	5,499
50	Technology Select Sector SPDR Fund 05/18/2018 at USD 60.00, American Style (a) Notional Amount: USD 327,300 Exchange Traded	600
58	VanEck Vectors Semiconductor ETF 08/17/2018 at USD 95.00, American Style (a) Notional Amount: USD 563,528 Exchange Traded	26,390

		289,503

	Independent Power and Renewable Electricity Producers — 0.0% (g)
28	Vistra Energy Corp. 06/15/2018 at USD 10.00, American Style (a) Notional Amount: USD 41,587 Exchange Traded	682
9	Vistra Energy Corp. 09/21/2018 at USD 10.00, American Style (a) Notional Amount: USD 20,565 Exchange Traded	248

		930

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

16	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Options Purchased — continued
	Index Funds — 0.2%
EUR 12	CAC 40 10 Euro Index 06/15/2018 at EUR 5,000.00, European Style (a) Notional Amount: EUR 662,460 Exchange Traded	2,064
EUR 12	DAX Index 06/15/2018 at EUR 11,800.00, European Style (a) Notional Amount: EUR 756,727 Exchange Traded	4,944
EUR 37	EURO STOXX 50 Index 09/21/2018 at EUR 3,400.00, European Style (a) Notional Amount: EUR 1,308,512 Exchange Traded	40,972
EUR 9	FTSE MIB Index 09/21/2018 at EUR 23,000.00, European Style (a) Notional Amount: EUR 431,629 Exchange Traded	16,650
2	Russell 2000 Index 06/15/2018 at USD 1,550.00, European Style (a) Notional Amount: USD 308,377 Exchange Traded	6,870
6	Russell 2000 Index 06/15/2018 at USD 1,580.00, European Style (a) Notional Amount: USD 925,130 Exchange Traded	30,510
EUR 45	STOXX Europe 600 Telecommunications Index 09/21/2018 at EUR 260.00, European Style (a) Notional Amount: EUR 866,970 Exchange Traded	17,933
14	S&P 500 Index 06/15/2018 at USD 2,550.00, European Style (a) Notional Amount: USD 3,707,270 Exchange Traded	33,180
22	S&P 500 Index 06/15/2018 at USD 2,550.00, European Style (a) Notional Amount: USD 5,825,710 Exchange Traded	52,140
2	S&P 500 Index 06/15/2018 at USD 2,660.00, European Style (a) Notional Amount: USD 529,610 Exchange Traded	11,380

		216,643

	Insurance — 0.0% (g)
2	Assurant, Inc. 06/15/2018 at USD 80.00, American Style (a) Notional Amount: USD 18,564 Exchange Traded	70

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE

	Internet Software & Services — 0.0% (g)
11	Alibaba Group Holding Ltd. 05/18/2018 at USD 170.00, American Style (a) Notional Amount: USD 196,394 Exchange Traded	3,041

	Media — 0.0% (g)
233	Sirius XM Holdings, Inc. 01/18/2019 at USD 5.00, American Style (a) Notional Amount: USD 147,489 Exchange Traded	3,844

	Multi-Utilities — 0.0% (g)
1	Dominion Energy, Inc. 05/18/2018 at USD 60.00, American Style (a) Notional Amount: USD 6,656 Exchange Traded	3

	Personal Products — 0.0% (g)
1	Herbalife Nutrition Ltd. 01/18/2019 at USD 57.50, American Style (a) Notional Amount: USD 10,573 Exchange Traded	135
18	Herbalife Nutrition Ltd. 01/18/2019 at USD 60.00, American Style (a) Notional Amount: USD 190,314 Exchange Traded	2,097
7	Herbalife Nutrition Ltd. 01/18/2019 at USD 70.00, American Style (a) Notional Amount: USD 74,011 Exchange Traded	1,225

		3,457

	Pharmaceuticals — 0.0% (g)
14	Jazz Pharmaceuticals plc 09/21/2018 at USD 115.00, American Style (a) Notional Amount: USD 212,856 Exchange Traded	1,645

	Total Put Options Purchased	534,407

	Total Options Purchased (Cost $1,534,116)	931,472

SHARES
Short-Term Investments — 15.6%
	U.S. Treasury Obligation — 13.6%
	U.S. Treasury Bills,
4,000,000	1.49%, 05/03/2018 (n)	3,999,652
4,000,000	1.51%, 05/03/2018 (n)	3,999,652
1,000,000	1.59%, 05/03/2018 (n)	999,913
4,800,000	1.77%, 05/03/2018 (n)	4,799,583
3,000,000	1.78%, 05/03/2018 (n)	2,999,740

	(Cost $16,797,792)	16,798,540

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	17

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments — continued
	Investment Company — 2.0%
2,514,810	JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class Shares, 1.53% (b) (l) (Cost $2,514,810)	2,514,810

	Total Short-Term Investments (Cost $19,312,602)	19,313,350

	Total Investments, Before Short Positions — 85.5% (Cost $99,179,175)	105,555,101

	Other Assets in Excess of Liabilities — 14.5%	17,944,876

	NET ASSETS — 100.0%	$123,499,977

Short Positions — 14.0%
Common Stocks — 8.5%
	Consumer Discretionary — 1.3%
	Automobiles — 0.4%
8,100	Suzuki Motor Corp., (Japan)	435,358

	Hotels, Restaurants & Leisure — 0.4%
49,424	Del Taco Restaurants, Inc. (a)	551,572

	Media — 0.5%
19,486	New York Times Co. (The), Class A	456,947
21,214	Sirius XM Holdings, Inc.	134,284

		591,231

	Specialty Retail — 0.0% (g)
348	Home Depot, Inc. (The)	64,310

	Total Consumer Discretionary	1,642,471

	Consumer Staples — 0.5%
	Food Products — 0.3%
1,145	Hormel Foods Corp.	41,506
5,563	Hostess Brands, Inc. (a)	78,160
16,419	Simply Good Foods Co. (The) (a)	212,790

		332,456

	Personal Products — 0.2%
2,916	Herbalife Nutrition Ltd. (a)	308,309

	Total Consumer Staples	640,765

	Energy — 0.2%
	Energy Equipment & Services — 0.0% (g)
788	Ensco plc, Class A	4,452

	Oil, Gas & Consumable Fuels — 0.2%
586	Royal Dutch Shell plc, (Netherlands), Class B, ADR	42,438

SHARES	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
15,893	Teekay Corp., (Bermuda)	140,177

		182,615

	Total Energy	187,067

	Financials — 1.3%
	Banks — 0.8%
18,310	Zions Bancorp	1,002,472

	Capital Markets — 0.5%
18,600	SBI Holdings, Inc., (Japan)	469,004
1,410	Virtus Investment Partners, Inc.	162,644

		631,648

	Total Financials	1,634,120

	Health Care — 0.9%
	Biotechnology — 0.0% (g)
157	BioTime, Inc. (a)	339

	Health Care Equipment & Supplies — 0.8%
960	Becton Dickinson and Co.	222,595
13,303	Terumo Corp., (Japan)	752,695

		975,290

	Pharmaceuticals — 0.1%
774	Jazz Pharmaceuticals plc (a)	117,679

	Total Health Care	1,093,308

	Industrials — 0.1%
	Machinery — 0.0% (g)
160	Rexnord Corp. (a)	4,402

	Trading Companies & Distributors — 0.1%
7,563	Nexeo Solutions, Inc. (a)	77,067

	Total Industrials	81,469

	Information Technology — 3.0%
	Electronic Equipment, Instruments & Components — 0.5%
6,464	Belden, Inc.	398,182
5,351	MTS Systems Corp.	271,831

		670,013

	Internet Software & Services — 2.1%
13,104	Alibaba Group Holding Ltd., (China), ADR (a)	2,339,588
2,603	Tencent Holdings Ltd., (China), ADR	127,885
1,124	Weibo Corp., (China), ADR (a)	128,721

		2,596,194

	Software — 0.4%
3,494	VMware, Inc., Class A (a)	465,611

	Total Information Technology	3,731,818

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

18	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Materials — 0.4%
	Chemicals — 0.2%
29,694	AgroFresh Solutions, Inc. (a)	205,483
233	Rayonier Advanced Materials, Inc.	4,986

		210,469

	Metals & Mining — 0.2%
20,665	Cleveland-Cliffs, Inc. (a)	153,334
12,400	First Majestic Silver Corp., (Canada) (a)	80,352

		233,686

	Total Materials	444,155

	Real Estate — 0.1%
	Real Estate Management & Development — 0.1%
7,787	Willscot Corp. (a)	99,674

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
11,103	AT&T, Inc.	363,068

	Utilities — 0.4%
	Independent Power and Renewable Electricity Producers — 0.1%
6,980	Vistra Energy Corp. (a)	159,488

	Multi-Utilities — 0.3%
368	Black Hills Corp.	20,858
2,568	Dominion Energy, Inc.	170,926
1,187	Sempra Energy	132,707

		324,491

	Total Utilities	483,979

	Total Common Stocks (Proceeds $10,009,509)	10,401,894

Exchange Traded Funds — 5.3%
	International Equity — 0.7%
17,906	Direxion Daily Gold Miners Index Bear 3X Shares	437,085
9,692	Direxion Daily Gold Miners Index Bull 3X Shares	244,335
3,483	SPDR EURO STOXX 50 ETF	144,893

	Total International Equity	826,313

SHARES	SECURITY DESCRIPTION	VALUE

	U.S. Equity — 4.6%
104	iShares Russell 2000 ETF	15,945
21,632	SPDR S&P 500 ETF Trust	5,721,881

	Total U.S. Equity	5,737,826

	Total Exchange Traded Funds (Proceeds $6,678,473)	6,564,139

PRINCIPAL AMOUNT
Corporate Bonds — 0.2%
	Energy — 0.1%
	Energy Equipment & Services — 0.1%
136,000	Ensco plc, 4.50%, 10/01/2024	111,690

	Materials — 0.1%
	Metals & Mining — 0.1%
144,000	Cleveland-Cliffs, Inc., 5.75%, 03/01/2025 (e)	139,951

	(Proceeds $246,503)	251,641

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Financials — 0.0% (g)
	Banks — 0.0% (g)
4,445	Bank of America Corp., expiring 10/28/2018 (Strike Price $30.79) (Proceeds $9,068)	7,512

	Total Securities Sold Short (Proceeds $16,943,553)	17,225,186

Percentages indicated are based on net assets.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	19

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of April 30, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Brent Crude Oil	7	05/2018	USD	$522,830	$10,010
CAC 40 10 Euro Index	3	05/2018	EUR	197,860	3,709
NY Harbor ULSD	3	05/2018	USD	270,812	24,698
RBOB Gasoline	4	05/2018	USD	357,974	29,761
WTI Crude Oil	5	05/2018	USD	342,850	32,619
100 oz Gold	3	06/2018	USD	395,760	(7,506)
Australia 10 Year Bond	3	06/2018	AUD	288,853	(2,770)
DAX Index	1	06/2018	EUR	379,463	3,693
Euro-Bund	4	06/2018	EUR	766,778	(2,658)
FTSE 100 Index	6	06/2018	GBP	615,123	6,848
LME Aluminum Base Metal	10	06/2018	USD	566,250	3,597
LME Copper Base Metal	4	06/2018	USD	679,300	(19,436)
LME Zinc Base Metal	6	06/2018	USD	469,350	(43,029)
Long Gilt	2	06/2018	GBP	336,631	(154)
Low Sulphur Gasoil	7	06/2018	USD	455,350	36,915
Nikkei 225 Index	3	06/2018	JPY	615,391	20,743
Russell 2000 E-Mini Index	4	06/2018	USD	308,760	(1,638)
Russell 2000 E-Mini Index	7	06/2018	USD	540,330	(4,883)
S&P 500 E-Mini Index	6	06/2018	USD	794,100	20,186
TOPIX Index	4	06/2018	JPY	648,653	6,869
Cocoa	1	07/2018	GBP	26,226	1,855
Corn	5	07/2018	USD	100,188	912
Cotton No. 2	1	07/2018	USD	41,920	562
KC HRW Wheat	2	07/2018	USD	53,750	4,020
Soybean	2	07/2018	USD	104,850	(80)
Soybean Meal	3	07/2018	USD	118,140	2,112
3 Month Euro Euribor	49	06/2019	EUR	14,821,947	2,307
3 Month Sterling	6	06/2019	GBP	1,021,270	304

					129,566

Short Contracts
Natural Gas	(6)	05/2018	USD	(165,780)	(1,663)
Australia 10 Year Bond	(1)	06/2018	AUD	(96,284)	792
Canada 10 Year Bond	(1)	06/2018	CAD	(102,379)	1,038
DJIA CBOT E-Mini Index	(3)	06/2018	USD	(361,965)	6,549
EURO STOXX 50 Index	(139)	06/2018	EUR	(5,814,648)	(245,244)
EURO STOXX 50 Index	(3)	06/2018	EUR	(125,496)	(8,694)
EURO STOXX 50 Index	(2)	06/2018	EUR	(83,664)	(2,870)
Euro-Bund	(1)	06/2018	EUR	(191,695)	(786)
FTSE 100 Index	(1)	06/2018	GBP	(102,520)	(4,943)
LME Aluminum Base Metal	(9)	06/2018	USD	(509,625)	(42,856)
LME Copper Base Metal	(3)	06/2018	USD	(509,475)	1,660
LME Zinc Base Metal	(2)	06/2018	USD	(156,450)	6,307

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

20	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
S&P 500 E-Mini Index	(18)	06/2018	USD	$(2,382,300)	$102,748
SPI 200 Index	(1)	06/2018	AUD	(111,873)	516
Sugar No. 11	(5)	06/2018	USD	(65,800)	5,105
U.S. Treasury 10 Year Note	(10)	06/2018	USD	(1,195,469)	7,283
U.S. Treasury Long Bond	(6)	06/2018	USD	(861,000)	(1,571)
Coffee ‘C’	(3)	07/2018	USD	(138,150)	(3,177)
3 Month Eurodollar	(110)	06/2019	USD	(26,716,250)	121,004

					(58,802)

					70,764

Forward foreign currency exchange contracts outstanding as of April 30, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	117,259	CHF	112,756	Deutsche Bank AG	5/11/2018	$3,386
USD	816,474	EUR	661,426	Deutsche Bank AG	5/11/2018	17,221
USD	3,195,011	GBP	2,246,000	Deutsche Bank AG	5/11/2018	101,691
USD	268,629	SEK	2,256,000	Deutsche Bank AG	5/11/2018	10,806
USD	79,934	MXN	1,478,000	Morgan Stanley	5/31/2018	1,287
USD	134,832	EUR	108,000	Morgan Stanley	6/15/2018	3,963
USD	242,718	CHF	229,743	Morgan Stanley	6/20/2018	9,867
USD	656,477	EUR	528,585	Morgan Stanley	6/20/2018	15,702
USD	16,602	GBP	11,786	Morgan Stanley	6/20/2018	337
USD	847,303	JPY	89,396,000	Morgan Stanley	6/20/2018	26,729
CAD	201,000	USD	156,181	Morgan Stanley	6/22/2018	560
MXN	3,291,000	USD	173,028	Morgan Stanley	6/22/2018	1,506
USD	823,753	AUD	1,079,000	Morgan Stanley	6/22/2018	11,301
USD	56,213	CAD	71,000	Morgan Stanley	6/22/2018	846
USD	1,035,320	CHF	1,000,000	Morgan Stanley	6/22/2018	21,608
USD	833,119	EUR	675,000	Morgan Stanley	6/22/2018	14,718
USD	269,662	GBP	190,000	Morgan Stanley	6/22/2018	7,424
USD	1,079,460	JPY	114,970,000	Morgan Stanley	6/22/2018	23,986
USD	7,010	MXN	131,000	Morgan Stanley	6/22/2018	63
USD	112,950	NZD	157,000	Morgan Stanley	6/22/2018	2,498
USD	295,517	DKK	1,756,000	Morgan Stanley	6/29/2018	9,579
USD	1,796,110	EUR	1,437,000	Morgan Stanley	6/29/2018	52,826
USD	357,226	GBP	250,000	Morgan Stanley	6/29/2018	12,048
USD	641,766	EUR	515,538	Morgan Stanley	7/19/2018	15,344
USD	475,007	GBP	333,153	Morgan Stanley	7/19/2018	14,569
USD	354,030	JPY	37,697,928	Morgan Stanley	7/19/2018	7,274

Total unrealized appreciation						387,139

USD	295,845	MXN	5,607,000	Morgan Stanley	5/31/2018	(2,513)
CHF	73,711	USD	75,899	Morgan Stanley	6/20/2018	(1,190)
EUR	120,218	USD	149,304	Morgan Stanley	6/20/2018	(3,570)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	21

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

CURRENCY PURCHASED		CURRENCY SOLD		Counterparty	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
GBP	1,923	USD	2,719	Morgan Stanley	6/20/2018	$(65)
AUD	504,000	USD	396,493	Morgan Stanley	6/22/2018	(16,998)
CAD	122,000	USD	95,482	Morgan Stanley	6/22/2018	(347)
CHF	319,000	USD	339,474	Morgan Stanley	6/22/2018	(16,100)
EUR	1,754,000	USD	2,183,135	Morgan Stanley	6/22/2018	(56,505)
GBP	1,344,000	USD	1,889,242	Morgan Stanley	6/22/2018	(34,243)
JPY	240,072,000	USD	2,272,909	Morgan Stanley	6/22/2018	(68,947)
MXN	12,125,000	USD	659,093	Morgan Stanley	6/22/2018	(16,062)
NZD	777,000	USD	567,446	Morgan Stanley	6/22/2018	(20,812)
USD	1,367,344	CAD	1,766,000	Morgan Stanley	6/22/2018	(9,794)
USD	59,792	CHF	59,000	Morgan Stanley	6/22/2018	(17)
USD	4,138	GBP	3,000	Morgan Stanley	6/22/2018	(2)
USD	201,350	JPY	21,936,000	Morgan Stanley	6/22/2018	(32)
USD	460,913	MXN	8,703,000	Morgan Stanley	6/22/2018	(637)
USD	82,426	CAD	106,000	Morgan Stanley	6/29/2018	(250)
DKK	75,828	USD	12,697	Morgan Stanley	7/19/2018	(330)
SEK	23,704	USD	2,837	Morgan Stanley	7/19/2018	(113)
USD	760	JPY	82,686	Morgan Stanley	7/19/2018	—

Total unrealized depreciation						(248,527)

Net unrealized appreciation						138,612

Written Call Options Contracts as of April 30, 2018:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
Alibaba Group Holding Ltd., American Style	Exchange Traded	11	USD	196,394	USD	190.00	05/18/2018	$(2,645)
Allergan plc, American Style	Exchange Traded	58	USD	891,170	USD	210.00	01/18/2019	(9,106)
Bunge Ltd., American Style	Exchange Traded	8	USD	57,784	USD	90.00	07/20/2018	(300)
Discovery Communications, Inc., American Style	Exchange Traded	45	USD	106,425	USD	22.50	07/20/2018	(10,238)
S&P 500 Index, European Style	Exchange Traded	4	USD	1,059,220	USD	2,750.00	06/15/2018	(4,120)
Tapestry, Inc., American Style	Exchange Traded	20	USD	107,540	USD	55.00	08/17/2018	(5,600)
Telecom Italia SpA, American Style	Exchange Traded	44	EUR	43,406	EUR	0.85	09/21/2018	(2,550)
Tesla, Inc., American Style	Exchange Traded	4	USD	117,560	USD	320.00	09/21/2018	(9,680)
Tesla, Inc., American Style	Exchange Traded	4	USD	117,560	USD	320.00	03/15/2019	(16,670)
Time Warner, Inc., American Style	Exchange Traded	68	USD	644,640	USD	105.00	08/17/2018	(4,930)
VMware, Inc., American Style	Exchange Traded	2	USD	26,652	USD	135.00	06/15/2018	(1,420)

								(67,259)

Written Put Options Contracts as of April 30, 2018:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
Bunge Ltd., American Style	Exchange Traded	14	USD	101,122	USD	70.00	07/20/2018	$(3,955)
EURO STOXX 50 Index, European Style	Exchange Traded	37	EUR	1,308,512	EUR	3,200.00	09/21/2018	(21,058)
FTSE MIB Index, European Style	Exchange Traded	9	EUR	431,629	EUR	21,000.00	09/21/2018	(6,260)
iShares iBoxx $ High Yield Corporate Bond ETF, American Style	Exchange Traded	290	USD	2,485,300	USD	78.00	06/15/2018	(1,595)
PowerShares QQQ Trust, American Style	Exchange Traded	72	USD	1,158,768	USD	145.00	06/15/2018	(6,516)
S&P 500 Index, European Style	Exchange Traded	19	USD	5,031,295	USD	2,400.00	06/15/2018	(15,010)
S&P 500 Index, European Style	Exchange Traded	4	USD	1,059,220	USD	2,450.00	06/15/2018	(4,460)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

22	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index, European Style	Exchange Traded	4	USD	1,059,220	USD	2,750.00	06/15/2018	$(45,160)
STOXX Europe 600 Telecommunications Index, European Style	Exchange Traded	45	EUR	866,970	EUR	240.00	09/21/2018	(6,793)
VanEck Vectors Semiconductor ETF, American Style	Exchange Traded	58	USD	563,528	USD	85.00	08/17/2018	(10,295)
Vivendi SA, American Style	Exchange Traded	159	EUR	419,311	EUR	19.00	09/21/2018	(6,892)

								(127,994)

Total Written Options Contracts (Premiums Paid ($272,315))								(195,253)

Over the Counter (“OTC”) Credit default swap contracts outstanding — sell protection (2) as of April 30, 2018:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	FREQUENCY OF PAYMENTS MADE/RECEIVED	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)	UPFRONT PAYMENTS (RECEIPTS) (5)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
CDX.NA.HY.27-V2	5.00	Quarterly	Morgan Stanley	12/20/2021	20.41	USD 2,067,700	$(740,848)	$(5,480)	$(746,328)
CDX.NA.HY.27-V3	5.00	Quarterly	Morgan Stanley	12/20/2021	20.41	USD 425,000	(172,426)	19,024	(153,402)
CDX.NA.HY.27-V3	5.00	Quarterly	Morgan Stanley	12/20/2021	20.41	USD 950,667	(304,121)	(39,019)	(343,140)

							(1,217,395)	(25,475)	(1,242,870)

Centrally Cleared Credit default swap contracts outstanding — buy protection (1) as of April 30, 2018:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND (%)	FREQUENCY OF PAYMENTS MADE/RECEIVED	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)	UPFRONT PAYMENTS (RECEIPTS) (5)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Community Health Systems Inc., 8.00%, 11/15/2019	5.00	Quarterly	12/20/2020	22.00	USD 280,000	$62,866	$22,174	$85,040
J.C.Penney Co., Inc., 6.38%, 10/15/2036	5.00	Quarterly	6/20/2022	8.49	USD 110,000	10,820	1,028	11,848
Sears Roebuck Acceptance Corp., 6.50%, 12/01/2028 (bb)	5.00	Quarterly	6/20/2019	33.98	USD 140,000	31,264	2,920	34,184
Sears Roebuck Acceptance Corp., 6.50%, 12/01/2028 (bb)	5.00	Quarterly	6/20/2019	33.98	USD 130,000	31,635	107	31,742
Sears Roebuck Acceptance Corp., 6.50%, 12/01/2028 (bb)	5.00	Quarterly	6/20/2019	33.98	USD 65,000	17,703	(1,832)	15,871

						154,288	24,397	178,685

CDX.NA.HY.30-V1	5.00	Quarterly	6/20/2023	3.39	USD 252,000	(18,369)	(514)	(18,883)
CDX.NA.IG.30-V1	1.00	Quarterly	6/20/2023	0.61	USD 116,000	(2,032)	(250)	(2,282)

						(20,401)	(764)	(21,165)

						133,887	23,633	157,520

Centrally Cleared Credit default swap contracts outstanding — sell protection (2) as of April 30, 2018:
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	FREQUENCY OF PAYMENTS MADE/RECEIVED	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)	UPFRONT PAYMENTS (RECEIPTS) (5)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Community Health Systems Inc., 8.00%, 11/15/2019	5.00	Quarterly	6/20/2023	27.70	USD 2,000	$(924)	$(36)	$(960)
Frontier Communications Corporation, 9.00%, 08/15/2031	5.00	Quarterly	6/20/2023	15.29	USD 2,000	(616)	(3)	(619)
Genworth Holdings Inc., 7.70%, 06/15/2020	5.00	Quarterly	6/20/2023	7.66	USD 2,000	(174)	(13)	(187)
J.C.Penney Co., Inc., 6.38%, 10/15/2036	5.00	Quarterly	6/20/2023	9.42	USD 2,000	(298)	(16)	(314)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	23

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	FREQUENCY OF PAYMENTS MADE/RECEIVED	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)	UPFRONT PAYMENTS (RECEIPTS) (5)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
K. Hovnanian Enterprises Inc., 10.50%, 07/15/2024	5.00	Quarterly	6/20/2023	18.78	USD 2,000	$(715)	$223	$(492)
Sears Roebuck Acceptance Corp., 7.50%, 06/01/2032	5.00	Quarterly	6/20/2023	32.50	USD 2,000	(914)	21	(893)
The Hertz Corporation, 5.88%, 10/15/2020	5.00	Quarterly	6/20/2023	7.41	USD 2,000	(154)	(19)	(173)
The Neiman Marcus Group LLC, 7.12%, 06/01/2028	5.00	Quarterly	6/20/2023	10.29	USD 2,000	(308)	(35)	(343)
Weatherford International Ltd., 4.50%, 04/15/2022	5.00	Quarterly	6/20/2023	6.82	USD 2,000	(149)	17	(132)
Windstream Services LLC, 7.50%, 06/01/2022	5.00	Quarterly	6/20/2023	23.53	USD 2,000	(829)	2	(827)

						(5,081)	141	(4,940)

(1)	—	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	—	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(3)	—	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4)	—	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)	—	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total return swap contracts outstanding as of April 30, 2018:
REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	FREQUENCY OF PAYMENTS MADE/ RECEIVED	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Media Gen, Inc. CVR (bb)	Total appreciation of the position at maturity	Total depreciation of the position at maturity	At Termination	Deutsche Bank AG	11/16/2018	USD 1,906	$—	$93	$93

							—	93	93

iBoxx USD Liquid High Yield Index	Increases in total return of index	3 months USD LIBOR and decreases in total return of index	Quarterly	Morgan Stanley	6/20/2018	USD 1,500,000	2,751	(8,061)	(5,310)

							2,751	(7,968)	(5,217)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

24	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

OTC Total Return Basket Swaps Outstanding at April 30, 2018
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day FEDEF and one month LIBOR on short positions, plus or minus a specified spread (rates range from (0.65)% to (0.03)%), which is denominated in USD based on the local currencies of the positions within the swaps.	05/09/2018 — 03/08/2019	$(6,047,178)	$105,197	$(35,195)	$70,002

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Short Positions

Exchange Traded Funds
NASDAQ 100 Index	(259)	(1,946,745)	25,827	0.0	(g)
Realtime Russell 2000 Index	(260)	(1,979,397)	28,993	0.0	(g)

Total Exchange Traded Funds	(519)	(3,926,142)	54,820	0.0	(g)

Common Stocks
Health Care
Health Care Providers & Services
Henry Schein, Inc. (a)	(4,200)	(319,200)	(25,452)	0.0	(g)

Industrials
Commercial Services & Supplies
Deluxe Corp.	(3,124)	(214,119)	20,337	0.0	(g)

Road & Rail
Avis Budget Group, Inc. (a)	(2,200)	(108,702)	418	0.0	(g)

Trading Companies & Distributors
WW Grainger, Inc.	(1,024)	(288,102)	6,953	0.0	(g)

Total Industrials	(6,348)	(610,923)	27,708	0.0	(g)

Information Technology
Communications Equipment
CommScope Holding Co., Inc. (a)	(990)	(37,838)	2,307	0.0	(g)
InterDigital, Inc.	(3,430)	(255,364)	16,464	0.0	(g)

	(4,420)	(293,202)	18,771	0.0	(g)

Internet Software & Services
Alteryx, Inc. (a)	(1,100)	(34,375)	4,125	0.0	(g)
Coupa Software, Inc. (a)	(2,300)	(106,651)	324	0.0	(g)
New Relic, Inc. (a)	(500)	(34,945)	1,525	0.0	(g)

	(3,900)	(175,971)	5,974	0.0	(g)

Software
Oracle Corp.	(4,500)	(205,515)	1,710	0.0	(g)

Technology Hardware, Storage & Peripherals
Logitech International SA (Registered)	(4,562)	(168,885)	1,506	0.0	(g)

Total Information Technology	(17,382)	(843,573)	27,961	0.0	(g)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	25

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Short Positions — continued

Real Estate
Real Estate Management & Development
Realogy Holdings Corp.	(14,000)	(347,340)	20,160	0.0	(g)

Total Common Stocks	(41,930)	(2,121,036)	50,377	0.0	(g)

Total Short Positions of Total Return Basket Swap	(42,449)	(6,047,178)	105,197	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day EONIA and one month EURIBOR on long positions, plus or minus a specified spread of 0.90%, which is denominated in EUR based on the local currencies of the positions within the swaps.	03/11/2019	$70,898	$4,203	$(7,569)	$(3,366)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Long Positions

Common Stocks
Information Technology
IT Services
Wirecard AG	524	70,898	4,203	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one week CIBOR on short positions, plus or minus a specified spread of (0.50)%, which is denominated in DKK based on the local currencies of the positions within the swaps.	05/29/2019	$(75,985)	$(455)	$9	$(446)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Short Positions

Common Stocks
Consumer Discretionary
Textiles, Apparel & Luxury Goods
Pandora A/S	(684)	(75,985)	(455)	0.0	(g)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

26	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one week LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.45)% to 0.45%), which is denominated in GBP based on the local currencies of the positions within the swaps.	07/24/2018	$1,428,770	$31,312	$162,341	$193,653

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Long Positions

Common Stocks
Consumer Discretionary
Media
ITV plc	133,759	278,269	11,417	0.0	(g)

Specialty Retail
Sports Direct International plc (a)	24,373	134,973	5,037	0.0	(g)

Textiles, Apparel & Luxury Goods
Burberry Group plc	22,613	567,876	27,929	0.0	(g)

Total Consumer Discretionary	180,745	981,118	44,383	0.0	(g)

Consumer Staples
Household Products
Reckitt Benckiser Group plc	3,270	256,525	3,249	0.0	(g)

Financials
Banks
Barclays plc	117,213	334,186	(13,660)	0.0	(g)

Insurance
Admiral Group plc	3,327	91,048	(429)	0.0	(g)
RSA Insurance Group plc	18,878	170,336	619	0.0	(g)

	22,205	261,384	190	0.0	(g)

Total Financials	139,418	595,570	(13,470)	0.0	(g)

Health Care
Health Care Equipment & Supplies
Smith & Nephew plc	28,661	548,888	15,554	0.0	(g)

Industrials
Industrial Conglomerates
Smiths Group plc	10,121	221,764	(3,791)	0.0	(g)

Total Common Stocks	362,215	2,603,865	45,925	0.0	(g)

Total Long Positions of Total Return Basket Swap	362,215	2,603,865	45,925	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Multiline Retail
Marks & Spencer Group plc	(166,038)	(656,522)	(15,274)	0.0	(g)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	27

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Short Positions — continued

Common Stocks — continued
Specialty Retail
JD Sports Fashion plc	(20,977)	(112,527)	550	0.0	(g)

Total Consumer Discretionary	(187,015)	(769,049)	(14,724)	0.0	(g)

Health Care
Pharmaceuticals
GlaxoSmithKline plc	(7,583)	(152,094)	(2,828)	0.0	(g)

Industrials
Trading Companies & Distributors
Bunzl plc	(8,758)	(253,952)	2,939	0.0	(g)

Total Common Stocks	(203,356)	(1,175,095)	(14,613)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(203,356)	(1,175,095)	(14,613)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	158,859	1,428,770	31,312	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one week LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.45)% to 0.45%), which is denominated in EUR based on the local currencies of the positions within the swaps.	06/13/2018 — 07/24/2018	$3,079,798	$(89,984)	$(4,395)	$(94,379)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Long Positions

Common Stocks
Consumer Discretionary
Media
JCDecaux SA	1,738	62,283	104	0.0	(g)
Publicis Groupe SA	2,702	202,055	8,238	0.0	(g)
Stroeer SE & Co. KGaA	5,360	392,324	7,568	0.0	(g)

Total Consumer Discretionary	9,800	656,662	15,910	0.0	(g)

Consumer Staples
Food Products
Danone SA	11,256	911,801	9,494	0.0	(g)

Financials
Banks
BNP Paribas SA	9,782	755,164	8,532	0.0	(g)
Societe Generale SA	11,103	607,654	(3,698)	0.0	(g)

	20,885	1,362,818	4,834	0.0	(g)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

28	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Long Positions — continued

Common Stocks — continued
Capital Markets
Anima Holding SpA	92,003	660,117	(12,269)	0.0	(g)

Total Financials	112,888	2,022,935	(7,435)	0.0	(g)

Health Care
Life Sciences Tools & Services
Gerresheimer AG	5,990	487,258	(4,318)	0.0	(g)

Industrials
Airlines
Ryanair Holdings plc (a)	32,881	612,892	(2,680)	0.0	(g)

Trading Companies & Distributors
Brenntag AG	11,020	631,138	(10,657)	0.0	(g)

Total Industrials	43,901	1,244,030	(13,337)	0.0	(g)

Materials
Construction Materials
HeidelbergCement AG	5,208	509,276	(2,753)	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
Iliad SA	2,784	557,645	(29,608)	0.0	(g)

Total Common Stocks	191,827	6,389,607	(32,047)	0.0	(g)

Total Long Positions of Total Return Basket Swap	191,827	6,389,607	(32,047)	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Textiles, Apparel & Luxury Goods
adidas AG	(1,961)	(481,954)	20,826	0.0	(g)
Kering SA	(666)	(385,279)	(38,886)	0.0	(g)
LVMH Moet Hennessy Louis Vuitton SE	(1,575)	(548,119)	(17,090)	0.0	(g)

Total Consumer Discretionary	(4,202)	(1,415,352)	(35,150)	0.0	(g)

Consumer Staples
Food & Staples Retailing
Koninklijke Ahold Delhaize NV	(13,738)	(331,422)	(8,648)	0.0	(g)

Personal Products
Unilever NV	(7,364)	(422,168)	(19,817)	0.0	(g)

Total Consumer Staples	(21,102)	(753,590)	(28,465)	0.0	(g)

Energy
Oil, Gas & Consumable Fuels
Eni SpA	(12,673)	(247,737)	(3,606)	0.0	(g)

Industrials
Airlines
Deutsche Lufthansa AG (Registered)	(9,272)	(269,493)	23,826	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	(14,685)	(257,041)	(8,005)	0.0	(g)
Orange SA	(14,337)	(260,641)	(5,109)	0.0	(g)

Total Telecommunication Services	(29,022)	(517,682)	(13,114)	0.0	(g)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	29

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Short Positions — continued

Common Stocks — continued
Utilities
Electric Utilities
Electricite de France SA	(7,550)	(105,955)	(1,428)	0.0	(g)

Total Common Stocks	(83,821)	(3,309,809)	(57,937)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(83,821)	(3,309,809)	(57,937)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	108,006	3,079,798	(89,984)	(0.0	)(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one week LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.45)% to 0.45%), which is denominated in CHF based on the local currencies of the positions within the swaps.	07/24/2018	$1,656,585	$10,821	$5,065	$15,886

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Long Positions

Common Stocks
Consumer Staples
Food Products
Nestle SA (Registered)	11,831	916,549	18,798	0.0	(g)

Materials
Construction Materials
LafargeHolcim Ltd. (Registered) (a)	20,051	1,113,863	(6,053)	0.0	(g)

Total Common Stocks	31,882	2,030,412	12,745	0.0	(g)

Total Long Positions of Total Return Basket Swap	31,882	2,030,412	12,745	0.0	(g)

Short Positions

Common Stocks
Health Care
Pharmaceuticals
Roche Holding AG	(360)	(79,988)	(1,661)	0.0	(g)

Materials
Chemicals
Givaudan SA (Registered)	(132)	(293,839)	(263)	0.0	(g)

Total Common Stocks	(492)	(373,827)	(1,924)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(492)	(373,827)	(1,924)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	31,390	1,656,585	10,821	0.0	(g)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

30	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day SONIA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.65%), which is denominated in GBP based on the local currencies of the positions within the swaps.	11/07/2018	$1,891,070	$364,374	$66,727	$431,101

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Long Positions

Right
Consumer Discretionary
Hotels Restaurants & Leisure
Ladbrokes Coral Group PLC, CVR (a) (bb)	254,798	39,989	41,180	0.0	(g)

Common Stocks
Consumer Discretionary
Media
Sky plc	59,852	1,135,605	364,900	0.3	(g)
UBM plc	37,748	502,559	26,188	0.0	(g)

Total Consumer Discretionary	97,600	1,638,164	391,088	0.3	(g)

Industrials
Electrical Equipment
Melrose Industries plc	55,259	173,273	(22,863)	0.0	(g)

Telecommunication Services
Wireless Telecommunication Services
Vodafone Group plc	155,832	454,751	(20,105)	0.0	(g)

Total Common Stocks	308,691	2,266,188	348,120	0.3	(g)

Total Long Positions of Total Return Basket Swap	563,489	2,306,177	389,300	0.3	(g)

Short Positions

Common Stocks
Consumer Discretionary
Media
Informa plc	(40,886)	(415,107)	(24,926)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(40,886)	(415,107)	(24,926)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	522,603	1,891,070	364,374	0.3	(g)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	31

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF on long positions and short positions respectively and one month LIBOR on long positions, plus or minus a specified spread (rates range from (0.40)% to 0.87%), which is denominated in USD based on the local currencies of the positions within the swaps.	08/08/2018 — 02/18/2020	$973,100	$5,355	$(11,385)	$(6,030)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Long Positions

Closed End Fund
Information Technology
Internet Software & Services
Altaba, Inc. (a)	15,921	1,115,744	(7,363)	0.0	(g)

Common Stocks
Consumer Staples
Food Products
Hain Celestial Group, Inc. (The) (a)	10,081	293,660	(58,410)	0.0	(g)

Health Care
Health Care Providers & Services
Aetna, Inc.	6,367	1,140,011	7,663	0.0	(g)

Real Estate
Equity Real Estate Investment Trusts (REITs)
Westfield Corp.	93,696	647,456	11,481	0.0	(g)

Total Common Stocks	110,144	2,081,127	(39,266)	0.0	(g)

Total Long Positions of Total Return Basket Swap	126,065	3,196,871	(46,629)	0.0	(g)

Short Positions

Exchange Traded Funds
Equity Funds
Consumer Staples Select Sector SPDR Fund	(2,944)	(148,525)	11,234	0.0	(g)

Common Stocks
Consumer Discretionary
Media
Walt Disney Co. (The)	(5,920)	(593,954)	30,294	0.0	(g)

Consumer Staples
Food & Staples Retailing
CVS Health Corp.	(3,406)	(237,841)	(13,485)	0.0	(g)

Health Care
Health Care Providers & Services
UnitedHealth Group, Inc.	(544)	(128,602)	(3,791)	0.0	(g)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

32	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)

Short Positions — continued

Information Technology
Internet Software & Services
Alibaba Group Holding Ltd. (a)	(4,012)	(716,303)	21,306	0.0	(g)

Real Estate
Equity Real Estate Investment Trusts (REITs)
Unibail-Rodamco SE	(1,206)	(289,524)	(7,652)	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
AT&T, Inc.	(3,334)	(109,022)	14,078	0.0	(g)

Total Common Stocks	(18,422)	(2,075,246)	40,750	0.0	(g)

Total Short Positions of Total Return Basket Swap	(21,366)	(2,223,771)	51,984	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	104,699	973,100	5,355	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day EONIA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.40)% to 0.65%), which is denominated in EUR based on the local currencies of the positions within the swaps.	11/07/2018 — 09/02/2019	$1,970,493	$(26,828)	$26,409	$(419)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Long Positions

Common Stocks
Consumer Discretionary
Textiles, Apparel & Luxury Goods
Christian Dior SE	874	368,268	59,594	0.0	(g)

Health Care
Health Care Providers & Services
McKesson Europe AG	21,127	671,943	4,687	0.0	(g)

Industrials
Transportation Infrastructure
Abertis Infraestructuras SA	32,522	717,009	(47,652)	0.0	(g)

Utilities
Independent Power and Renewable Electricity Producers
EDP Renovaveis SA	17,148	164,835	18,970	0.0	(g)

Multi-Utilities
RWE AG	16,674	398,538	(5,417)	0.0	(g)

Total Utilities	33,822	563,373	13,553	0.0	(g)

Total Common Stocks	88,345	2,320,593	30,182	0.0	(g)

Total Long Positions of Total Return Basket Swap	88,345	2,320,593	30,182	0.0	(g)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	33

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Consumer Discretionary

Short Positions
Common Stocks
Textiles, Apparel & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SE	(1,006)	(350,100)	(57,010)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	87,339	1,970,493	(26,828)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month HIBOR on long positions, plus or minus a specified spread of 0.65%, which is denominated in HKD based on the local currencies of the positions within the swaps.	01/11/2019	$199,926	$467	$(211)	$256

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Long Positions

Common Stocks
Industrials
Marine
Orient Overseas International Ltd.	21,006	199,926	467	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 2.50%), which is denominated in USD based on the local currencies of the positions within the swaps.	08/01/2022	$409,610	$(4,999)	$(35,447)	$(40,446)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Long Positions

Closed End Fund
Information Technology
Internet Software & Services
Altaba, Inc. (a)	40,516	2,839,361	(104,303)	(0.1	)(g)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

34	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Short Positions

Common Stocks
Information Technology
Internet Software & Services
Alibaba Group Holding Ltd. (a)	(13,609)	(2,429,751)	99,304	0.1	(g)

Total of Long and Short Positions of Total Return Basket Swaps	26,907	409,610	(4,999)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day SONIA on short positions, plus or minus a specified spread of (0.35)%, which is denominated in GBP based on the local currencies of the positions within the swaps.	02/16/2023	$(129,500)	$(10,968)	$(2,486)	$(13,454)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Short Positions

Common Stocks
Consumer Discretionary
Multiline Retail
Next plc	(693)	(50,060)	(4,711)	0.0	(g)

Consumer Staples
Food & Staples Retailing
Wm Morrison Supermarkets plc	(23,819)	(79,440)	(6,257)	0.0	(g)

Total Common Stocks	(24,512)	(129,500)	(10,968)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(24,512)	(129,500)	(10,968)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day FEDEF on short positions, plus or minus a specified spread (rates range from (9.94)% to (0.35)%), which is denominated in USD based on the local currencies of the positions within the swaps.	02/15/2023 — 03/02/2023	$(775,752)	$(20,876)	$19,020	$(1,856)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	35

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Short Positions

Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
Red Robin Gourmet Burgers, Inc. (a)	(873)	(54,431)	(6,827)	0.0	(g)

Media
Altice USA, Inc. (a)	(4,163)	(74,518)	3,289	0.0	(g)

Specialty Retail
Floor & Decor Holdings, Inc. (a)	(1,001)	(55,645)	(11,462)	0.0	(g)
Home Depot, Inc. (The)	(261)	(48,233)	(1,188)	0.0	(g)

	(1,262)	(103,878)	(12,650)	0.0	(g)

Total Consumer Discretionary	(6,298)	(232,827)	(16,188)	0.0	(g)

Industrials
Air Freight & Logistics
United Parcel Service, Inc.	(508)	(57,658)	(4,058)	0.0	(g)

Commercial Services & Supplies
Cintas Corp.	(306)	(52,112)	(233)	0.0	(g)

Trading Companies & Distributors
WW Grainger, Inc.	(217)	(61,053)	(5,247)	0.0	(g)

Total Industrials	(1,031)	(170,823)	(9,538)	0.0	(g)

Information Technology
IT Services
Accenture plc	(363)	(54,886)	1,790	0.0	(g)

Software
Adobe Systems, Inc. (a)	(177)	(39,223)	(2,759)	0.0	(g)
Check Point Software Technologies Ltd. (a)	(505)	(48,737)	3,064	0.0	(g)
Ultimate Software Group, Inc. (The) (a)	(239)	(57,341)	467	0.0	(g)

	(921)	(145,301)	772	0.0	(g)

Total Information Technology	(1,284)	(200,187)	2,562	0.0	(g)

Real Estate
Equity Real Estate Investment Trusts (REITs)
Camden Property Trust	(652)	(55,681)	(3,647)	0.0	(g)
Regency Centers Corp.	(720)	(42,372)	(871)	0.0	(g)

Total Real Estate	(1,372)	(98,053)	(4,518)	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
Telefonica Brasil SA (Preference)	(5,239)	(73,862)	6,806	0.0	(g)

Total Common Stocks	(15,224)	(775,752)	(20,876)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(15,224)	(775,752)	(20,876)	0.0	(g)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

36	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day DISC on short positions, plus or minus a specified spread of (0.35)%, which is denominated in CAD based on the local currencies of the positions within the swaps.	02/15/2023	$(121,958)	$2,762	$(101)	$2,661

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Short Positions

Common Stocks
Consumer Discretionary
Multiline Retail
Dollarama, Inc.	(310)	(35,685)	1,664	0.0	(g)

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	(1,235)	(35,974)	401	0.0	(g)

Total Consumer Discretionary	(1,545)	(71,659)	2,065	0.0	(g)

Consumer Staples
Food & Staples Retailing
Loblaw Cos. Ltd.	(989)	(50,299)	697	0.0	(g)

Total Common Stocks	(2,534)	(121,958)	2,762	0.0	(g)

Total Short Positions of Total Return Basket Swap	(2,534)	(121,958)	2,762	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day EONIA on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.51)% to 0.55%), which is denominated in EUR based on the local currencies of the positions within the swaps.	02/16/2023	$344,842	$13,162	$13,563	$26,725

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Long Positions

Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
Accor SA	10,497	593,310	17,884	0.0	(g)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	37

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued

Common Stocks — continued
Financials
Banks
FinecoBank Banca Fineco SpA	22,010	262,090	(4,783)	0.0	(g)

Total Common Stock	32,507	855,400	13,101	0.0	(g)

Total Long Positions of Total Return Basket Swap	32,507	855,400	13,101	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Media
Eutelsat Communications SA	(6,673)	(144,517)	2,319	0.0	(g)
ProSiebenSat.1 Media SE	(4,320)	(156,721)	2,990	0.0	(g)

Total Consumer Discretionary	(10,993)	(301,238)	5,309	0.0	(g)

Consumer Staples
Beverages
Davide Campari-Milano SpA	(7,781)	(58,287)	(1,098)	0.0	(g)

Food & Staples Retailing
Casino Guichard Perrachon SA	(692)	(35,895)	(4,178)	0.0	(g)

Food Products
Danone SA	(479)	(38,802)	(1,126)	0.0	(g)

Total Consumer Staples	(8,952)	(132,984)	(6,402)	0.0	(g)

Industrials
Machinery
Kone OYJ	(1,537)	(76,336)	1,154	0.0	(g)

Total Common Stocks	(21,482)	(510,558)	61	0.0	(g)

Total Short Positions of Total Return Basket Swap	(21,482)	(510,558)	61	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	11,025	344,842	13,162	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one week STIBOR on short positions, plus or minus a specified spread of (1.25)%, which is denominated in SEK based on the local currencies of the positions within the swaps.	02/16/2023	$(164,359)	$(17,161)	$(1,152)	$(18,313)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

38	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Short Positions

Common Stocks
Consumer Discretionary
Specialty Retail
Hennes & Mauritz AB	(7,613)	(130,825)	(19,977)	0.0	(g)

Consumer Staples
Food & Staples Retailing
ICA Gruppen AB	(1,080)	(33,534)	2,816	0.0	(g)

Total Common Stocks	(8,693)	(164,359)	(17,161)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(8,693)	(164,359)	(17,161)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day RBACR on short positions, plus or minus a specified spread of (0.50)%, which is denominated in AUD based on the local currencies of the positions within the swaps.	03/13/2023	$(59,903)	$(2,775)	$141	$(2,634)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Short Positions

Common Stocks
Consumer Staples
Food & Staples Retailing
Woolworths Group Ltd.	(2,864)	(59,903)	(2,775)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day SARON on short positions, plus or minus a specified spread of (0.40)%, which is denominated in CHF based on the local currencies of the positions within the swaps.	03/29/2023	$(37,239)	$(1,788)	$13	$(1,775)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	39

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Short Positions

Common Stocks
Information Technology
Technology Hardware, Storage & Peripherals
Logitech International SA (Registered)	(1,008)	(37,239)	(1,788)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one week CIBOR on short positions, plus or minus a specified spread of (0.50)%, which is denominated in DKK based on the local currencies of the positions within the swaps.	03/02/2023	$(157,969)	$(9,751)	$(6,482)	$(16,233)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS(%)
Short Positions

Common Stocks
Consumer Discretionary
Textiles, Apparel & Luxury Goods
Pandora A/S	(1,422)	(157,969)	(9,751)	0.0	(g)

The following reference rates, and their values as of period-end, are used for security descriptions:

VALUE
CIBOR	(0.35)%
CHF LIBOR	(0.79)
DISC	2.25
EONIA	(0.36)
EURIBOR	(0.37)
EUR LIBOR	(0.40)
FEDEF	1.69
GBP LIBOR	0.51
HIBOR	1.28
RBACR	1.50
SARON	(0.72)
STIBOR	(0.47)
SONIA	0.45
USD LIBOR	1.91

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

40	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

Summary of total swap contracts outstanding as of April 30, 2018:
	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Total return swap contracts outstanding	2,751	93
Total return basket swaps contracts outstanding	—	740,284

Total OTC swap contracts outstanding	2,751	740,377

Liabilities
OTC Credit default swap contracts outstanding — sell protection	(1,217,395)	(1,242,870)
OTC Total return swap contracts outstanding	—	(5,310)
Total return basket swaps contracts outstanding	—	(199,351)

Total OTC swap contracts outstanding	(1,217,395)	(1,447,531)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	41

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

ADR	— American Depositary Receipt
AUD	— Australian Dollar
Brent	— Broom, Rannoch, Etieve, Ness, Tarbat
CAC	— Continuous Assisted Quotation
CAD	— Canadian Dollar
CBOT	— Chicago Board of Trade
CDX	— Credit Default Swap Index
CHF	— Swiss Franc
CIBOR	— Copenhagen Interbank Offered Rates
CVR	— Contingent Value Rights
DAX	— Deutscher Aktien Index
DJIA	— Dow Jones Industrial Average
DISC	— Federal Discount Rate
DKK	— Danish Krone
EONIA	— Euro Over Night Index Average
ETF	— Exchange Traded Fund
ETN	— Exchange Traded Note
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
FEDEF	— US Federal Fund Effective Rate (Continuous Series)
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound
GNMA	— Government National Mortgage Association
HIBOR	— Hong Kong Interbank Offered Rate
HKD	— Hong Kong Dollar
ICE	— Intercontinental Exchange
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of April 30, 2018. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
LME	— London Metal Exchange
MLP	— Master Limited Partnership
MXN	— Mexican Peso
NASDAQ	— National Assosiation of Securities Dealers Automated Quotation
NZD	— New Zealand Dollar
RBACR	— RBA Interbank Overnight Call Rate
RBOB	— Reformulated gasoline blendstock for oxygen blending
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
SARON	— Swiss Average Rate Overnight
SEK	— Swedish Krona
SONIA	— Sterling Overnight Index Average
SPDR	— Standard & Poor’s Depositary Receipts
SPI	— Australian Securities Exchange

STIBOR	— Stockholm Interbank Offered Rate
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of April 30, 2018.
TOPIX	— Tokyo Stock Price Index
ULSD	— Ultra Low Sulfur Diesel
USD	— United States Dollar
WTI	— West Texas Intermediate

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(l)	— The rate shown is the current yield as of April 30, 2018.
(m)	— All or a portion of this security is pledged for holdings of short sales, futures, swaps, options and/or forward foreign currency exchange contracts.
(n)	— The rate shown is the effective yield as of April 30, 2018.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of April 30, 2018.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of April 30, 2018.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
^	— All or a portion of the security is unsettled as of April 30, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(1)	— Notional value represents market value, as of April 30, 2018, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	— Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

   Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

42	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	43

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2018 (Unaudited)

JPMorgan Multi-Manager Alternatives Fund
ASSETS:
Investments in non-affiliates, at value	$102,108,819
Investments in affiliates, at value	2,514,810
Options purchased, at value	931,472
Restricted cash for OTC derivatives	10,249,315
Cash	7,929,807
Foreign currency, at value	765,718
Deposits at broker for securities sold short	18,301,610
Receivables:
Investment securities sold	468,552
Fund shares sold	67,950
Interest from non-affiliates	328,143
Dividends from affiliates	4,088
Tax reclaims	19,111
Variation margin on futures contracts	1,684,027
Variation margin on centrally cleared swaps (net upfront payments of $128,806)	112,279
Unrealized appreciation on forward foreign currency exchange contracts	387,139
Outstanding OTC swap contracts, at value (net upfront payments of $2,751)	740,377

Total Assets	146,613,217

LIABILITIES:
Payables:
Foreign currency due to broker, at value	869,702
Securities sold short, at value	17,225,186
Dividend expense to non-affiliates on securities sold short	23,437
Investment securities purchased	1,143,448
Investment securities purchased—delayed delivery securities	4,513
Interest expense to non-affiliates on securities sold short	2,140
Fund shares redeemed	1,526,536
Unrealized depreciation on forward foreign currency exchange contracts	248,527
Outstanding options written, at fair value	195,253
Outstanding OTC swap contracts, at value (net upfront receipts of $1,217,395)	1,447,531
Accrued liabilities:
Investment advisory fees	147,553
Administration fees	737
Distribution fees	2,973
Service fees	25,293
Custodian and accounting fees	161,236
Collateral management fees	1,607
Other	87,568

Total Liabilities	23,113,240

Net Assets	$123,499,977

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

44	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

JPMorgan Multi-Manager Alternatives Fund
NET ASSETS:
Paid-in-Capital	$118,131,603
Accumulated undistributed (distributions in excess of) net investment income	(295,464)
Accumulated net realized gains (losses)	(1,198,498)
Net unrealized appreciation (depreciation)	6,862,336

Total Net Assets	$123,499,977

Net Assets:
Class A	$10,526,466
Class C	913,158
Class I	109,298,655
Class R5	910,576
Class R6	1,851,122

Total	$123,499,977

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	706,454
Class C	62,193
Class I	7,275,049
Class R5	60,365
Class R6	122,523

Net Asset Value (a):
Class A — Redemption price per share	$14.90
Class C — Offering price per share (b)	14.68
Class I — Offering and redemption price per share	15.02
Class R5 — Offering and redemption price per share	15.08
Class R6 — Offering and redemption price per share	15.11
Class A maximum sales charge	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.73

Cost of investments in non-affiliates	$95,130,249
Cost of investments in affiliates	2,514,810
Cost of options purchased	1,534,116
Cost of foreign currency	744,358
Proceeds from securities sold short	16,943,553
Premiums paid from options written	272,315

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	45

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

JPMorgan Multi-Manager Alternatives Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,211,853
Interest income from affiliates	1,595
Dividend income from non-affiliates	503,401
Dividend income from affiliates	43,405
Interest income from non-affiliates on securities sold short	12,369
Foreign taxes withheld	(2,275)

Total investment income	1,770,348

EXPENSES:
Investment advisory fees	1,341,478
Administration fees	69,045
Distribution fees:
Class A	25,782
Class C	3,416
Service fees:
Class A	25,782
Class C	1,139
Class I	159,251
Class R5	452
Custodian and accounting fees	116,330
Collateral management fees	4,822
Interest expense to affiliates	19,358
Professional fees	79,504
Trustees’ and Chief Compliance Officer’s fees	24,881
Printing and mailing costs	31,067
Registration and filing fees	26,975
Transfer agency fees (See Note 2.I.)	1,633
Other	27,759
Dividend expense to non-affiliates on securities sold short	219,221

Total expenses	2,177,895

Less fees waived	(435,967)
Less earnings credits	(244)
Less expense reimbursements	(30)

Net expenses	1,741,654

Net investment income (loss)	28,694

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	13,534,903
Investments in affiliates	(1,521)
Options purchased	(655,898)
Futures contracts	1,211,373
Securities sold short	(3,687,869)
Foreign currency transactions	(34,814)
Forward foreign currency exchange contracts	(1,092,556)
Options written	(301,968)
Swaps	146,170

Net realized gain (loss)	9,117,820

Distributions of capital gains received from investment company non-affiliates	149
Distributions of capital gains received from investment company affiliates	10

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(9,994,861)
Options purchased	(116,991)
Futures contracts	(78,265)
Securities sold short	1,244,183
Foreign currency translations	(5,673)
Forward foreign currency exchange contracts	375,148
Options written	(201,719)
Swaps	272,457

Change in net unrealized appreciation/depreciation	(8,505,721)

Net realized/unrealized gains (losses)	612,258

Change in net assets resulting from operations	$640,952

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

46	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Multi-Manager Alternatives Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$28,694	$(2,623,272)
Net realized gain (loss)	9,117,820	5,219,399
Distributions of capital gains received from investment company non-affiliates	149	7,986
Distributions of capital gains received from investment company affiliates	10	2
Change in net unrealized appreciation/depreciation	(8,505,721)	7,966,876

Change in net assets resulting from operations	640,952	10,570,991

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(67,046)	—
From net realized gains	(663,842)	—
Class C
From net realized gains	(26,971)	—
Class I
From net investment income	(538,768)	—
From net realized gains	(3,707,789)	—
Class R5
From net investment income	(6,608)	—
From net realized gains	(25,437)	—
Class R6
From net investment income	(66,420)	—
From net realized gains	(242,175)	—

Total distributions to shareholders	(5,345,056)	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(70,536,476)	(149,854,149)

NET ASSETS:
Change in net assets	(75,240,580)	(139,283,158)
Beginning of period	198,740,557	338,023,715

End of period	$123,499,977	$198,740,557

Accumulated undistributed (distributions in excess of) net investment income	$(295,464)	$354,684

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	47

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Multi-Manager Alternatives Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,440,588	$5,109,723
Distributions reinvested	730,888	—
Cost of shares redeemed	(15,035,520)	(18,047,684)

Change in net assets resulting from Class A capital transactions	$(12,864,044)	$(12,937,961)

Class C
Proceeds from shares issued	$28,035	$8,385
Distributions reinvested	26,971	—
Cost of shares redeemed	(38,765)	(296,225)

Change in net assets resulting from Class C capital transactions	$16,241	$(287,840)

Class I
Proceeds from shares issued	$22,453,212	$51,294,642
Distributions reinvested	4,246,402	—
Cost of shares redeemed	(77,899,073)	(176,357,626)

Change in net assets resulting from Class I capital transactions	$(51,199,459)	$(125,062,984)

Class R5
Proceeds from shares issued	$50	$141
Distributions reinvested	32,045	—

Change in net assets resulting from Class R5 capital transactions	$32,095	$141

Class R6
Proceeds from shares issued	$339	$128,527
Distributions reinvested	308,595	—
Cost of shares redeemed	(6,830,243)	(11,694,032)

Change in net assets resulting from Class R6 capital transactions	$(6,521,309)	$(11,565,505)

Total change in net assets resulting from capital transactions	$(70,536,476)	$(149,854,149)

SHARE TRANSACTIONS:
Class A
Issued	95,651	338,011
Reinvested	48,901	—
Redeemed	(1,005,451)	(1,195,934)

Change in Class A Shares	(860,899)	(857,923)

Class C
Issued	1,887	552
Reinvested	1,832	—
Redeemed	(2,626)	(19,701)

Change in Class C Shares	1,093	(19,149)

Class I
Issued	1,484,940	3,391,181
Reinvested	281,735	—
Redeemed	(5,112,434)	(11,572,150)

Change in Class I Shares	(3,345,759)	(8,180,969)

Class R5
Issued	—	—
Reinvested	2,114	—

Change in Class R5 Shares	2,114	—

Class R6
Issued	—	8,237
Reinvested	20,334	—
Redeemed	(452,394)	(755,796)

Change in Class R6 Shares	(432,060)	(747,559)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

48	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	49

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Multi-Manager Alternatives Fund
Class A
Six Months Ended April 30, 2018 (Unaudited)	$15.34	$(0.01)		$0.05	$0.04	$(0.04)	$(0.44)	$(0.48)
Year Ended October 31, 2017	14.84	(0.18)		0.68	0.50	—	—	—
Year Ended October 31, 2016	15.23	(0.24)		0.06	(0.18)	—	(0.21)	(0.21)
November 3, 2014 (j) through October 31, 2015	15.00	(0.11	)(k)	0.34	0.23	—	—	—

Class C
Six Months Ended April 30, 2018 (Unaudited)	15.12	(0.04)		0.04	—	—	(0.44)	(0.44)
Year Ended October 31, 2017	14.69	(0.25)		0.68	0.43	—	—	—
Year Ended October 31, 2016	15.16	(0.31)		0.05	(0.26)	—	(0.21)	(0.21)
November 3, 2014 (j) through October 31, 2015	15.00	(0.39	)(k)	0.55	0.16	—	—	—

Class I
Six Months Ended April 30, 2018 (Unaudited)	15.46	0.01		0.05	0.06	(0.06)	(0.44)	(0.50)
Year Ended October 31, 2017	14.92	(0.14)		0.68	0.54	—	—	—
Year Ended October 31, 2016	15.27	(0.20)		0.06	(0.14)	—	(0.21)	(0.21)
November 3, 2014 (j) through October 31, 2015	15.00	(0.28	)(k)	0.55	0.27	—	—	—

Class R5
Six Months Ended April 30, 2018 (Unaudited)	15.56	(0.10)		0.17	0.07	(0.11)	(0.44)	(0.55)
Year Ended October 31, 2017	14.98	(0.11)		0.69	0.58	—	—	—
Year Ended October 31, 2016	15.31	(0.17)		0.05	(0.12)	—	(0.21)	(0.21)
November 3, 2014 (j) through October 31, 2015	15.00	(0.26	)(k)	0.57	0.31	—	—	—

Class R6
Six Months Ended April 30, 2018 (Unaudited)	15.58	0.02		0.07	0.09	(0.12)	(0.44)	(0.56)
Year Ended October 31, 2017	14.99	(0.10)		0.69	0.59	—	—	—
Year Ended October 31, 2016	15.31	(0.16)		0.05	(0.11)	—	(0.21)	(0.21)
November 3, 2014 (j) through October 31, 2015	15.00	(0.18	)(k)	0.49	0.31	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(d)	Not annualized for periods less than one year.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class A are 2.16% and 2.72% for the six months ended April 30, 2018, 2.21% and 2.82% for the year ended October 31, 2017, 2.17% and 2.84% for the year ended October 31, 2016 and 2.30% and 3.80% for the period ended October 31, 2015, Class C are 2.66% and 3.22% for the six months ended April 30, 2018, 2.72% and 3.36% for the year ended October 31, 2017, 2.67% and 3.36% for the year ended October 31, 2016 and 2.81% and 4.17% for the period ended October 31, 2015, Class I are 1.91% and 2.46% for the six months ended April 30, 2018, 1.96% and 2.54% for the year ended October 31, 2017, 1.92% and 2.52% for the year ended October 31, 2016 and 2.06% and 3.40% for the period ended October 31, 2015, Class R5 are 1.71% and 2.31% for the six months ended April 30, 2018, 1.78% and 2.43% for the year ended October 31, 2017, 1.72% and 2.38% for the year ended October 31, 2016 and 1.85% and 3.21% for the period ended October 31, 2015, and Class R6 are 1.65% and 2.21% for the six months ended April 30, 2018, 1.69% and 2.25% for the year ended October 31, 2017, 1.67% and 2.27% for the year ended October 31, 2016 and 1.82% and 3.20% for the period ended October 31, 2015, respectively.
(g)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)	Does not include expenses of Underlying Funds.
(i)	Includes interest expense of 0.01%.
(j)	Commencement of operations.
(k)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(l)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2015.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

50	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (d)(e)	Net assets, end of period	Net expenses (including dividend and interest expense for securities sold short) (f)(g)(h)		Net investment income (loss) (c)(g)(h)		Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (f)(h)		Portfolio turnover rate (d)	Portfolio turnover rate (including securities sold short) (d)

$14.90	0.26%	$10,526,466	2.44	%(i)	(0.18)%		3.00%		95%	207%
15.34	3.37	24,046,460	2.82	(i)	(1.17)		3.43		193	371
14.84	(1.17)	35,983,688	3.09		(1.71)		3.76		244	453
15.23	1.53	57,491,369	3.15	(l)	(0.28	)(k)(l)	4.65	(l)	255	536

14.68	(0.03)	913,158	2.94	(i)	(0.61)		3.50		95	207
15.12	2.93	923,711	3.33	(i)	(1.66)		3.97		193	371
14.69	(1.71)	1,179,133	3.59		(2.10)		4.28		244	453
15.16	1.07	831,392	3.66	(l)	(2.59	)(k)(l)	5.02	(l)	255	536

15.02	0.38	109,298,655	2.19	(i)	0.06		2.74		95	207
15.46	3.62	164,225,773	2.57	(i)	(0.91)		3.15		193	371
14.92	(0.90)	280,467,491	2.84		(1.29)		3.44		244	453
15.27	1.80	136,048,748	2.91	(l)	(1.88	)(k)(l)	4.25	(l)	255	536

15.08	0.43	910,576	1.99	(i)	(1.33)		2.59		95	207
15.56	3.87	906,327	2.39	(i)	(0.69)		3.04		193	371
14.98	(0.77)	872,513	2.64		(1.10)		3.30		244	453
15.31	2.07	510,243	2.70	(l)	(1.74	)(k)(l)	4.06	(l)	255	536

15.11	0.54	1,851,122	1.93	(i)	0.33		2.49		95	207
15.58	3.94	8,638,286	2.30	(i)	(0.66)		2.86		193	371
14.99	(0.70)	19,520,890	2.59		(1.11)		3.19		244	453
15.31	2.07	18,337,002	2.67	(l)	(0.85	)(k)(l)	4.05	(l)	255	536

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	51

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited)

1. Organization

JPMorgan Trust III (the “Trust”) was formed on November 14, 2013, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 13, 2013, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
JPMorgan Multi-Manager Alternatives Fund	Class A, Class C, Class I, Class R5 and Class R6	Non-Diversified*

*	Effective November 3, 2017, the Fund changed from Non-Diversified to Diversified.

The Fund commenced investment operations on November 3, 2014. Prior to November 3, 2014, the Fund had no significant operations other than matters relating to the organization and registration of the Trust and the issuance of 1,333 shares each of Class A Shares, Class C Shares, Class R5 Shares and Class R6 Shares and 28,000 shares of Class I Shares to J.P. Morgan Investment Management, Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). Prior to January 30, 2015, the Fund was not publicly offered for investment.

The investment objective of the Fund is to seek long-term capital appreciation. The Fund seeks to achieve the investment objective by allocating the Fund’s assets primarily among multiple sub-advisers that use a variety of non-traditional or alternative investment strategies and techniques.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. JPMIM acts as sub-adviser and Administrator (the “Administrator”) to the Fund.

Basis for Consolidation for the Fund

MMAC Holdings CS Ltd., (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 7, 2014 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectuses. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to the Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to

52	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at April 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$8,013,644	$1,909,132	$—	$9,922,776
Consumer Staples	1,096,588	433,279	—	1,529,867
Energy	68,830	—	—	68,830
Financials	1,801,455	2,343,797	—	4,145,252
Health Care	582,867	1,035,721	—	1,618,588
Industrials	3,589,488	1,694,713	—	5,284,201
Information Technology	15,971,044	—	—	15,971,044
Materials	2,957,382	811,750	—	3,769,132
Real Estate	791,991	—	—	791,991
Telecommunication Services	645,617	818,919	—	1,464,536

Total Common Stocks	35,518,906	9,047,311	—	44,566,217

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	53

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Convertible Preferred Stocks
Financials	$213,380	$—	$—	$213,380
Health Care	289,680	—	—	289,680
Information Technology	542,532	331,537	—	874,069
Utilities	694,122	—	—	694,122

Total Convertible Preferred Stocks	1,739,714	331,537	—	2,071,251

Exchange Traded Funds	693,223	—	—	693,223
Exchange Traded Note	196,426	—	—	196,426
Preferred Stock
Financials	46,743	—	—	46,743
Closed End Funds	4,406,670	2,947,984	—	7,354,654
Debt Securities
Asset-Backed Securities	—	—	4,894,558	4,894,558
Collateralized Mortgage Obligations	—	3,671,632	—	3,671,632
Commercial Mortgage-Backed Securities	—	959,957	3,543,131	4,503,088
Convertible Bonds
Consumer Discretionary	—	1,333,144	—	1,333,144
Consumer Staples	—	599,376	—	599,376
Energy	—	369,827	—	369,827
Financials	—	745,045	—	745,045
Health Care	—	1,219,713	—	1,219,713
Information Technology	—	15,798	—	15,798
Materials	—	559,143	—	559,143

Total Convertible Bonds	—	4,842,046	—	4,842,046

Corporate Bonds
Consumer Discretionary	—	2,314,279	246,513	2,560,792
Consumer Staples	—	368,700	—	368,700
Energy	—	792,769	88,800	881,569
Financials	—	298,838	—	298,838
Health Care	—	402,932	227,317	630,249
Industrials	—	984,256	—	984,256
Information Technology	—	768,860	—	768,860
Materials	—	1,626,130	—	1,626,130
Telecommunication Services	—	941,065	—	941,065
Utilities	—	532,959	—	532,959

Total Corporate Bonds	—	9,030,788	562,630	9,593,418

Foreign Government Securities	—	127,281	—	127,281
Loan Assignments
Consumer Discretionary	—	921,395	70,241	991,636
Financials	—	68,333	—	68,333
Health Care	—	186,543	—	186,543
Industrials	—	216,860	—	216,860
Information Technology	—	69,260	—	69,260
Materials	—	72,366	—	72,366
Real Estate	—	67,144	—	67,144
Telecommunication Services	—	125,183	—	125,183

Total Loan Assignments	—	1,727,084	70,241	1,797,325

54	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Warrants
Consumer Discretionary	$217,258	$—	$—	$217,258
Consumer Staples	105,959	—	—	105,959
Financials	449,582	—	—	449,582
Health Care	1,396	—	—	1,396
Industrials	34,790	—	—	34,790
Information Technology	9,591	—	—	9,591
Materials	63,484	74	—	63,558
Real Estate	70,283	—	—	70,283

Total Warrants	952,343	74	—	952,417

Options Purchased
Call Options Purchased	363,697	33,368	—	397,065
Put Options Purchased	471,156	63,251	—	534,407

Total Options Purchased	834,853	96,619	—	931,472

Short-Term Investments
U.S. Treasury Obligations	—	16,798,540	—	16,798,540

Investment Company	2,514,810	—	—	2,514,810

Total Short-Term Investments	2,514,810	16,798,540	—	19,313,350

Total Investments in Securities	$46,903,688	$49,580,853	$9,070,560	$105,555,101

Liabilities
Common Stocks
Consumer Discretionary	(1,207,113)	(435,358)	—	(1,642,471)
Consumer Staples	(640,765)	—	—	(640,765)
Energy	(187,067)	—	—	(187,067)
Financials	(1,165,116)	(469,004)	—	(1,634,120)
Health Care	(340,613)	(752,695)	—	(1,093,308)
Industrials	(81,469)	—	—	(81,469)
Information Technology	(3,731,818)	—	—	(3,731,818)
Materials	(444,155)	—	—	(444,155)
Real Estate	(99,674)	—	—	(99,674)
Telecommunication Services	(363,068)	—	—	(363,068)
Utilities	(483,979)	—	—	(483,979)

Total Common Stocks	(8,744,837)	(1,657,057)	—	(10,401,894)

Debt Securities
Corporate Bonds
Energy	—	(111,690)	—	(111,690)
Materials	—	(139,951)	—	(139,951)

Total Corporate Bonds	—	(251,641)	—	(251,641)

Exchange Traded Funds	(6,564,139)	—	—	(6,564,139)
Warrants
Financials	(7,512)	—	—	(7,512)

Total Liabilities for Securities Sold Short	$(15,316,488)	$(1,908,698)	$—	$(17,225,186)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$387,139	$—	$387,139
Futures Contracts	422,344	42,378	—	464,722
Swaps	$—	$538,962	$44,300	$583,262

Total Appreciation in Other Financial Instruments	$422,344	$968,479	$44,300	$1,435,123

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	55

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(248,527)	$—	$(248,527)
Futures Contracts	(132,207)	(261,751)	—	(393,958)
Options Written
Call Options Written	(67,259)	—	—	(67,259)
Put Options Written	(86,991)	(41,003)	—	(127,994)

Total Options Written	(154,250)	(41,003)	—	(195,253)

Swaps	$—	$(239,031)	$(1,832)	$(240,863)

Total Depreciation in Other Financial Instruments	$(286,457)	$(790,312)	$(1,832)	$(1,078,601)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers among any levels during the six months ended April 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2018
Investments in Securities
Asset-Backed Securities	$9,538,830	$92,506	$(98,023)	$3,887	$2,006,260	$(6,648,902)	$—	$—	$4,894,558
Commercial Mortgage-Backed Securities	1,760,727	1,660	(34,777)	1,052	2,014,531	(200,062)	—	—	3,543,131
Corporate Bonds — Consumer Discretionary	—	1,850	(66,481)	6,520	275,473	(1,849)	31,000	—	246,513
Corporate Bonds — Energy	—	—	(8,005)	392	60,188	—	36,225	—	88,800
Corporate Bonds — Health Care	—	—	(10,389)	4,582	1,874	—	231,250	—	227,317
Loan Assignments — Consumer Discretionary	—	812	6,348	770	64,829	(2,518)	—	—	70,241
Swaps	93	—	(21,491)	(30,676)	60,933	—	113,020	—	121,879

Total	$11,299,650	$96,828	$(232,818)	$(13,473)	$4,484,088	$(6,853,331)	$411,495	$—	$9,192,439

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at April 30, 2018, which were valued using significant unobservable inputs (level 3), was $(146,092). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Consolidated Statement of Operations (“CSOP”).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at April 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,543,131	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.34% - 7.87% (6.26%)

Commercial Mortgage Backed Securities	3,543,131

	562,630	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.00% - 19.18% (13.25%)

Corporate Bonds	562,630

	70,241	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.41% (9.41%)

Loan Assignments	70,241

	39,989	Intrinsic Value	Transaction Price	N/A
	93	Pending Distribution	Expected Recovery	$0.049 ($0.049)

Swaps	40,082

Total	$4,216,084

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At April 30, 2018, the value of these investments was $4,976,355. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

56	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Fund.

As of April 30, 2018, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A or Regulation S under the Securities Act.

C. Loan Assignments — The Fund may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund invests in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which they acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

D. Derivatives — The Fund used derivative instruments including options, futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gains to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Consolidated Statement of Assets and Liabilities (“CSAL”).

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes D(1) — D(4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities and currencies to manage and hedge equity risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included on the CSAL as options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	57

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

purchased in non-affiliates on the CSOP. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are included on the CSAL as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of options written on the CSOP. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying instruments while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the CSOP. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the CSOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the CSOI and cash deposited is recorded on the CSAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the CSAL.

The use of futures contracts exposes the Fund to interest risk, foreign exchange risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the CSAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

58	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default, total return and total return basket swaps to manage credit and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the CSAL and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the CSAL at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the CSOI and cash deposited is recorded on the CSAL. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the CSAL. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the CSOP. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives, including return swaps, also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value as recorded on the CSAL.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the CSAL. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Swaps

The Fund used total return swaps to gain long or short exposure to underlying stock. To the extent the total return of the stock underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying stock and interest rate obligations.

Total Return Basket Swaps

The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs” and net dividends. Positions within each swap, accrued financing costs and net dividends, are part of the periodic reset. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty are recorded as Due from/to counterparty on swap contract on the CSAL and as Net realized gain (loss) on transactions from swaps on the CSOP.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	59

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value as recorded on the CSAL).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap and/or other receivables (payables) from gains/(losses) realized when the swap resets; and (v) other factors, as applicable. The value of each swap is reflected on the CSAL as Outstanding swap contracts, at value. Changes in the value of each swap are recognized as Change in net unrealized appreciation/depreciation of swaps on the CSOP.

The total return basket swap contracts are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return basket swap swaps.

(5). Summary of Derivatives Information — The following table presents the value of derivatives held as of April 30, 2018, by their primary underlying risk exposure and respective location on the CSAL:

Derivative Contracts		CSAL Location
Gross Assets:		Options	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$931,472	$171,861	$—	$—	$740,284	$1,843,617
Credit contracts	Receivables, Net Assets — Unrealized Appreciation	—	—	—	178,685	93	178,778
Commodities contracts	Receivables, Net Assets — Unrealized Appreciation	—	160,133	—	—	—	160,133
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	—	132,728	—	—	—	132,728
Foreign exchange contracts	Receivables	—	—	387,139	—	—	387,139

Total		$931,472	$464,722	$387,139	$178,685	$740,377	$2,702,395

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(195,253)	$(268,272)	$—	$—	$(199,351)	$(662,876)
Credit contracts	Payables, Net Assets — Unrealized Depreciation	—	—	—	(26,105)	(1,248,180)	(1,274,285)
Commodities contracts	Payables, Net Assets — Unrealized Depreciation	—	(117,747)	—	—	—	(117,747)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	—	(7,939)	—	—	—	(7,939)
Foreign exchange contracts	Payables	—	—	(248,527)	—	—	(248,527)

Total		$(195,253)	$(393,958)	$(248,527)	$(26,105)	$(1,447,531)	$(2,311,374)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the CSOI. The CSAL only reflects the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the CSOI. The CSAL only reflects the current day valuation margin receivable/payable from/to brokers.

60	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

The following tables present the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2018:

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the CSAL (a)	Derivatives Available for offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
Deutsche Bank AG	$342,736	$(94,379)	$—		$248,357
Morgan Stanley	784,780	(784,780)	—		—

	$1,127,516	$(879,159)	$—		$248,357

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the CSAL (a)	Derivatives Available for offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Deutsche Bank AG	$94,379	$(94,379)	$—		$—
Morgan Stanley	1,601,679	(784,780)	(816,899	) (b)	—

	$1,696,058	$(879,159)	$(816,899)		$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the CSAL.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. Collateral posted is presented as Restricted cash on the CSAL.

The following tables present the effect of derivatives on the CSOP for the six months ended April 30, 2018, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized on the CSOP
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Commodities contracts	$—	$236,383	$—	$—	$236,383
Equity contracts	(968,361)	1,026,238	—	(32,876)	25,001
Foreign exchange contracts	10,495	—	(1,092,556)	—	(1,082,061)
Interest rate contracts	—	(51,248)	—	—	(51,248)
Credit contracts	—	—	—	179,046	179,046

Total	$(957,866)	$1,211,373	$(1,092,556)	$146,170	$(692,879)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on CSOP
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Commodities contracts	$—	$(90,257)	$—	$—	$(90,257)
Equity contracts	(318,710)	(182,049)	—	358,833	(141,926)
Interest rate contracts	—	194,041	—	—	194,041
Foreign exchange contracts	—	—	375,148	—	375,148
Credit contracts	—	—	—	(86,376)	(86,376)

Total	$(318,710)	$(78,265)	$375,148	$272,457	$250,630

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	61

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

Derivatives Volume

The table below discloses the volume of the Fund’s futures contracts, forward foreign currency exchange contracts, options contracts and swaps activity during the six months ended April 30, 2018. Please refer to the table in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Futures Contracts:
Commodity
Average Notional Balance Long	$4,936,551
Average Notional Balance Short	1,905,402
Ending Notional Balance Long	4,505,550
Ending Notional Balance Short	1,545,280

Equity
Average Notional Balance Long	7,820,991
Average Notional Balance Short	10,198,207
Ending Notional Balance Long	4,099,680
Ending Notional Balance Short	8,982,466

Interest
Average Notional Balance Long	21,512,474
Average Notional Balance Short	36,891,846
Ending Notional Balance Long	17,235,479
Ending Notional Balance Short	29,163,077

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	14,219,698
Average Settlement Value Sold	23,183,818
Ending Settlement Value Purchased	8,975,940
Ending Settlement Value Sold	16,984,952

Exchange-Traded Options:
Average Number of Contracts Purchased	9,502
Average Number of Contracts Written	1,042
Ending Number of Contracts Purchased	5,453
Ending Number of Contracts Written	979

Credit Default Swaps:
Average Notional Balance — Buy Protection	853,429
Average Notional Balance — Sell Protection	3,203,367
Ending Notional Balance — Buy Protection	1,093,000
Ending Notional Balance — Sell Protection	3,463,367

Return Swaps:
Average Notional Balance — Long	1,613,335
Ending Notional Balance — Long	1,501,906

Total Return Basket Swaps:
Average Notional Balance Long	26,218,388
Average Notional Balance Short	17,958,607
Ending Notional Balance Long	22,813,110
Ending Notional Balance Short	18,357,861

The Fund’s derivatives contracts held at April 30, 2018, are not accounted for as hedging instruments under GAAP.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is reported on the CSAL as Restricted cash. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund.

E. Short Sales — The Fund engages in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.

62	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash for securities sold short on the CSAL. Securities segregated as collateral are denoted on the CSOI. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the CSOP. The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the CSOP as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the CSAL and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the CSOP. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates. As of April 30, 2018, the Fund had outstanding short sales as listed on the CSOI.

F. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the CSOP.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the CSOP. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the CSOP.

G. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

The Fund had delayed delivery securities outstanding as of April 30, 2018, which are shown as a Payable for investment securities purchased - delayed delivery securities on the CSAL. The values of these securities held at April 30, 2018 are detailed on the CSOI.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, dividend expense on securities sold short, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to the Fund are charged directly to the Fund. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Fund for the six months ended April 30, 2018 are as follows:

	Class A	Class C	Class I	Class R5	Class R6	Total
Transfer agency fees	$328	$71	$1,146	$32	$56	$1,633

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	63

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

J. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of April 30, 2018, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

For Federal income tax purposes, taxable income of the Fund and the Subsidiary are separately calculated. The Subsidiary is classified as a controlled foreign corporation under the Code and its taxable income, including net gains, is included as ordinary income in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

K. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

L. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), J.P. Morgan Alternative Asset Management Inc. (the “Adviser” or “JPMAAM”), an indirectly wholly-owned subsidiary of JPMorgan, serves as the “manager of managers” for the Fund and has responsibility for providing the overall management of the Fund, subject to the oversight of the Fund’s Board. JPMAAM is paid a fee for such services. The fee is accrued daily and paid monthly at an annual rate of 1.60% of the Fund’s average daily net assets.

Brigade Capital Management, LP (“Brigade”), Chilton Investment Company, LLC (“Chilton”), Good Hill Partners LP (“Good Hill”), Graham Capital Management, L.P. (“Graham”), Ionic Capital Management LLC (“Ionic”), JPMIM, Owl Creek Asset Management, L.P. (“Owl Creek”), Portland Hill Capital LLP (“Portland Hill”), P. Schoenfeld Asset Management, L.P. (“PSAM”), Shannon River Fund Management LLC (“Shannon River”) and Tremblant Capital LP (“Tremblant”) are the investment sub-advisers. On December 31, 2017, the Adviser terminated its investment sub-advisory agreement with YG Partners, LLC. Effective February 15, 2018, the Adviser terminated its investment advisory agreement with Passport Capital LLC. JPMAAM, Chilton, Good Hill, Graham, Ionic, JPMIM, Owl Creek, Passport, Portland, PSAM, Shannon River and Tremblant are each responsible for the day-to-day investment decisions of its portion of the Fund. The allocation of the assets of the Fund among the sub-advisers will be determined by JPMAAM, subject to the review of the Board. JPMAAM will pay the sub-advisers for their services under the terms of the sub-advisory agreements.

The Subsidiary has entered into separate contracts with the Adviser and its affiliates to provide investment advisory and other services to the Subsidiary. The fee for services to the Subsidiary is accrued daily and paid monthly at an annual rate of 1.60% of the Subsidiary’s average daily net assets. JPMAAM has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid to JPMAAM by the Subsidiary. This waiver will continue in effect so long as the Fund invests in the Subsidiary and may not be terminated without approval by the Fund’s Board.

At April 30, 2018, the allocation of assets for the Fund was as follows:

Sub-advisers	Percentage
Brigade	9.7%
Chilton	6.3
Good Hill	8.3
Graham	6.7
Ionic	16.4
JPMIM	0.0	(a)
Overlay	0.0	(a)
Owl Creek	4.0
Portland Hill	11.0
PSAM	19.6
Shannon River	8.1
Tremblant	6.9

(a)	Amount rounds to less than 0.05%.

64	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

The Fund and the Adviser have obtained an exemptive order of the SEC granting exemptions from certain provisions of the 1940 Act, pursuant to which the Adviser is permitted, subject to the supervision and approval of the Fund’s Board, to enter into and materially amend sub-advisory agreements with non-affiliated sub-advisers without such agreements being approved by the shareholders of the Fund. As such, the Fund and Adviser may hire, terminate, or replace non-affiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-advisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. Shareholders will be notified of any changes in sub-advisers.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended April 30, 2018, the effective annualized rate was 0.09% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Class I, Class R5 and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2018, JPMDS retained the following amounts:

Front-End Sales Charge	CDSC
$321	$—

D. Service Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class I	Class R5
0.25%	0.25%	0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the CSOP. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the CSOP. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the CSOP.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the CSOP.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the CSOP

F. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses of the Fund, inclusive of the Subsidiary (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class I	Class R5	Class R6
2.20%	2.70%	1.95%	1.75%	1.70%

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	65

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

The expense limitation agreement was in effect for the six months ended April 30, 2018 and is in place until at least February 28, 2019.

For the six months ended April 30, 2018, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
$314,567	$63,995	$1,284	$379,846	$30

In addition, JPMIM, as an affiliated sub-adviser, has voluntarily waived $5 in fees during the six months ended April 30, 2018. This waiver may be discontinued at any point in time.

Additionally, the Fund may invest in one or more money market funds advised by JPMIM or its affiliates (affiliated money market funds). The Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended April 30, 2018 were $56,116.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the CSOP.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Fund may use related party broker-dealers. For the six months ended April 30, 2018, the Fund incurred $8 in brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the six months ended April 30, 2018, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
$98,103,854	$152,654,878	$72,669,215	$114,453,117

During the six months ended April 30, 2018, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments, including the Subsidiary, held at April 30, 2018 were as follows:

Aggregate Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$80,877,469	$11,328,047	$4,605,192	$6,722,855

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.

During the year ended October 31, 2017, the Fund utilized capital loss carryforwards in the amount of $17,423.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates

66	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended April 30, 2018. Average borrowings from the Facility during the six months ended April 30, 2018, were as follows:

Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
$14,220,796	1.85%	6	$4,385

The Trust, along with certain other trusts (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

The Fund did not utilize the Credit Facility during the six months ended April 30, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

It is expected that the allocation to portfolio hedge strategies will produce returns that are negatively correlated to the rest of the Fund’s portfolio and/or the broader markets, and therefore could produce negative returns in periods of low volatility and/or upwardly trending markets. Allocations to this strategy category are generally indirect portfolio hedges and may fail to hedge the risk as intended.

The Fund will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Alternative strategies involve complex securities transactions that involve risks in addition to those risks with direct investments in securities described herein, including leverage risk.

As of April 30, 2018, the Fund had omnibus accounts which owned more than 10% of the Fund’s outstanding shares as follows:

Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-affiliated Omnibus Accounts	% of the Fund
1	21.5%	3	50.5%

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	67

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

The Fund could incur transaction costs without realizing any net investment result if sub-advisers may make investment decisions which conflict with each other. The performance of the sub-advisers may depend in large part on the performance of key management and investment personnel of those sub-advisers. The loss of key personnel and/or difficulties in identifying and retaining appropriate investment talent at a given sub-adviser could have a serious negative effect on the performance of that sub-adviser and, therefore, the Fund.

The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Fund. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of April 30, 2018, a significant portion of the Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may also invest in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities. Because of the Fund’s investments in Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, foreign and emerging market securities, commodities and real estate securities and convertible securities. These securities are subject to risks specific to their structure, sector or market

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

Derivatives, including commodity-linked futures, may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

The Fund is subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as swap, option contracts and forward foreign currency exchange contracts.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Fund may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region. As of April 30, 2018, the Fund pledged 27.0% of its net assets to Morgan Stanley Capital Services for securities sold short.

68	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

8. New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

APRIL 30, 2018	JPMORGAN ALTERNATIVE FUNDS	69

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2017, and continued to hold your shares at the end of the reporting period, April 30, 2018.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Multi-Manager Alternatives Fund
Class A
Actual	$1,000.00	$1,002.60	$12.12	2.44%
Hypothetical	1,000.00	1,012.69	12.18	2.44
Class C
Actual	1,000.00	999.70	14.58	2.94
Hypothetical	1,000.00	1,010.22	14.65	2.94
Class I
Actual	1,000.00	1,003.80	10.88	2.19
Hypothetical	1,000.00	1,013.93	10.94	2.19
Class R5
Actual	1,000.00	1,004.30	9.89	1.99
Hypothetical	1,000.00	1,014.93	9.94	1.99
Class R6
Actual	1,000.00	1,005.30	9.60	1.93
Hypothetical	1,000.00	1,015.22	9.64	1.93

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

70	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2018

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. April 2018.	SAN-MMA-418

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6.	INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust III

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
June 29, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
June 29, 2018